Madison Funds | January 31, 2022

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 97.5%
Alternative Funds - 1.8%
Invesco Optimum Yield Diversified Commodity Strategy		78,169	$1,185,042

Bond Funds - 61.5%
Baird Aggregate Bond Fund Institutional Shares		711,268	7,895,074
iShares 20+ Year Treasury Bond ETF (A)		34,777	4,951,897
iShares 3-7 Year Treasury Bond ETF		10,356	1,313,451
Janus Henderson Mortgage-Backed Securities ETF		106,253	5,526,219
Madison Core Bond Fund Class I (B)		1,590,558	15,953,298
Vanguard Short-Term Corporate Bond ETF (A)		50,817	4,080,097

			39,720,036
Foreign Stock Funds - 6.8%
iShares MSCI Eurozone ETF		6,971	330,286
iShares MSCI International Quality Factor ETF		21,610	809,078
iShares MSCI United Kingdom ETF (A)		5,157	174,771
Vanguard FTSE All World ex-U.S. ETF		51,733	3,094,151

			4,408,286
Stock Funds - 27.4%
Invesco S&P 500 Quality ETF		75,899	3,869,331
iShares Core S&P Small-Cap ETF		15,485	1,645,281
iShares Core S&P U.S. Growth ETF		11,393	1,205,379
iShares MSCI Global Gold Miners ETF		53,069	1,352,729
Madison Dividend Income Fund Class I (B)		32,348	1,021,863
Madison Investors Fund Class R6 (B)		156,326	4,194,225
Schwab U.S. Dividend Equity ETF		26,712	2,100,098
Vanguard Information Technology ETF		5,359	2,262,891

			17,651,797

Total Investment Companies ( Cost $62,110,631 )			62,965,161
SHORT-TERM INVESTMENTS - 14.8%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)		1,771,130	1,771,130
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04% (C) (D)		7,786,786	7,786,786

Total Short-Term Investments ( Cost $9,557,916 )			9,557,916

TOTAL INVESTMENTS - 112.3% ( Cost $71,668,547 )			72,523,077
NET OTHER ASSETS AND LIABILITIES - (12.3%)			(7,951,026)

TOTAL NET ASSETS - 100.0%			$64,572,051

(A)	All or a portion of these securities, with an aggregate fair value of $7,775,623, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 97.1%
Alternative Funds - 3.1%
Invesco Optimum Yield Diversified Commodity Strategy (A)		260,582	$3,950,423

Bond Funds - 36.2%
Baird Aggregate Bond Fund Institutional Shares		609,997	6,770,971
iShares 20+ Year Treasury Bond ETF (A)		52,816	7,520,470
Janus Henderson Mortgage-Backed Securities ETF		137,100	7,130,571
Madison Core Bond Fund Class I (B)		1,906,551	19,122,704
Vanguard Short-Term Corporate Bond ETF		71,531	5,743,224

			46,287,940
Foreign Stock Funds - 11.7%
iShares MSCI Eurozone ETF (A)		34,200	1,620,396
iShares MSCI International Quality Factor ETF		75,403	2,823,088
iShares MSCI United Kingdom ETF (A)		30,439	1,031,578
Vanguard FTSE All World ex-U.S. ETF		157,538	9,422,348

			14,897,410
Stock Funds - 46.1%
Invesco S&P 500 Quality ETF		245,029	12,491,578
iShares Core S&P Small-Cap ETF		54,397	5,779,681
iShares Core S&P U.S. Growth ETF		38,117	4,032,779
iShares MSCI Global Gold Miners ETF		195,552	4,984,620
Madison Dividend Income Fund Class I (B)		103,129	3,257,851
Madison Investors Fund Class R6 (B)		535,401	14,364,813
Schwab U.S. Dividend Equity ETF (A)		66,144	5,200,241
Vanguard Information Technology ETF		20,918	8,832,835

			58,944,398

Total Investment Companies ( Cost $117,670,609 )			124,080,171
SHORT-TERM INVESTMENTS - 10.1%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)		3,985,988	3,985,988
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04% (C) (D)		9,000,601	9,000,601

Total Short-Term Investments ( Cost $12,986,589 )			12,986,589

TOTAL INVESTMENTS - 107.2% ( Cost $130,657,198 )			137,066,760
NET OTHER ASSETS AND LIABILITIES - (7.2%)			(9,244,925)

TOTAL NET ASSETS - 100.0%			$127,821,835

(A)	All or a portion of these securities, with an aggregate fair value of $9,801,983, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.2%
Alternative Funds - 4.0%
Invesco Optimum Yield Diversified Commodity Strategy		173,329	$2,627,668

Bond Funds - 17.3%
iShares 20+ Year Treasury Bond ETF (A)		16,571	2,359,545
Janus Henderson Mortgage-Backed Securities ETF		37,586	1,954,848
Madison Core Bond Fund Class I (B)		543,832	5,454,633
Vanguard Short-Term Corporate Bond ETF (A)		18,621	1,495,080

			11,264,106
Foreign Stock Funds - 15.6%
iShares MSCI Eurozone ETF		27,532	1,304,466
iShares MSCI International Quality Factor ETF		52,153	1,952,608
iShares MSCI United Kingdom ETF (A)		25,479	863,483
Vanguard FTSE All World ex-U.S. ETF		101,303	6,058,933

			10,179,490
Stock Funds - 61.3%
Invesco S&P 500 Quality ETF		146,667	7,477,084
iShares Core S&P Small-Cap ETF		36,671	3,896,294
iShares Core S&P U.S. Growth ETF		30,514	3,228,381
iShares MSCI Global Gold Miners ETF (A)		137,911	3,515,351
Madison Dividend Income Fund Class I (B)		84,197	2,659,793
Madison Investors Fund Class R6 (B)		348,757	9,357,158
Schwab U.S. Dividend Equity ETF		47,330	3,721,085
Vanguard Information Technology ETF		14,644	6,183,575

			40,038,721

Total Investment Companies ( Cost $59,811,992 )			64,109,985
SHORT-TERM INVESTMENTS - 8.0%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)		1,216,738	1,216,738
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04% (C) (D)		3,996,362	3,996,362

Total Short-Term Investments ( Cost $5,213,100 )			5,213,100

TOTAL INVESTMENTS - 106.2% ( Cost $65,025,092 )			69,323,085
NET OTHER ASSETS AND LIABILITIES - (6.2%)			(4,020,074)

TOTAL NET ASSETS - 100.0%			$65,303,011

(A)	All or a portion of these securities, with an aggregate fair value of $4,488,037, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 97.9%
Airport - 2.9%
Metropolitan Washington Airports Authority Aviation Revenue, Series A, AMT, 5%, 10/1/43	$500,000	$590,159

Development - 4.3%
Fairfax County Economic Development Authority, Series A, (Prerefunded 10/1/24 @ $100), 5%, 10/1/26	150,000	165,251
Loudoun County Economic Development Authority, Series A, 5%, 12/1/25	125,000	142,531
Loudoun County Economic Development Authority, Series A, 5%, 12/1/30	165,000	206,431
Manassas Park Economic Development Authority, 3%, 12/15/44	345,000	358,362

		872,575
Education - 9.1%
Campbell County Industrial Development Authority, 3%, 6/1/48	415,000	431,476
Henrico County Economic Development Authority, (Prerefunded 4/15/22 @ $100), 4%, 4/15/42	220,000	221,619
Virginia College Building Authority, Series E, 5%, 2/1/23	500,000	521,452
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	403,313
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/32	250,000	282,137

		1,859,997
Facilities - 6.8%
Henry County Virginia Industrial Development Authority, 4.125%, 11/1/50	250,000	272,392
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	112,804
Prince Edward County Industrial Development Authority, 5%, 9/1/32	405,000	480,693
Western Regional Jail Authority, (Prerefunded 12/1/25 @ $100), 3.125%, 12/1/29	245,000	261,469
Western Regional Jail Authority, 3.125%, 12/1/29	255,000	267,862

		1,395,220
General - 15.7%
Chesterfield County Economic Development Authority Revenue, Series B, 3%, 4/1/38	285,000	304,210
James City County Economic Development Authority, 5%, 6/15/30	500,000	607,581
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	848,724
Virginia Beach Development Authority, 5%, 9/1/28	100,000	113,737
Virginia Beach Development Authority, 5%, 9/1/29	125,000	141,948
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	260,645
Virginia Public Building Authority, Series A, 5%, 8/1/31	110,000	135,917
Virginia Public Building Authority, Series B, 5%, 8/1/25	235,000	265,624
Virginia Resources Authority, Series C, 5%, 11/1/30	250,000	299,737
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/34	125,000	138,936
Wise County Industrial Development Authority, 5%, 11/1/22	100,000	103,188

		3,220,247
General Obligation - 24.4%
City of Alexandria VA, Series A, (ST AID WITHHLDG), 5%, 7/15/27	150,000	174,630
City of Alexandria VA, Series A, (ST AID WITHHLDG), 5%, 7/15/28	100,000	119,602
City of Danville VA, Series A, (ST AID WITHHLDG), 5%, 8/1/23	190,000	201,714
City of Norfolk VA, (Prerefunded 8/1/28 @ $100), (ST AID WITHHLDG), 5%, 8/1/47	455,000	555,591
City of Poquoson VA, (ST AID WITHHLDG), 4%, 2/15/29	425,000	488,131
City of Portsmouth VA, Series A, (Prerefunded 2/1/23 @ $100), (ST AID WITHHLDG), 5%, 2/1/31	75,000	78,233
City of Richmond VA, Series A, (ST AID WITHHLDG), 3%, 7/15/34	435,000	472,573
City of Suffolk VA, 5%, 2/1/29	100,000	120,959
City of Virginia Beach VA, Series A, 4%, 8/1/22	300,000	305,331
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	528,190
County of Arlington VA, Series B, (Prerefunded 8/15/24 @ $100), (ST AID WITHHLDG), 5%, 8/15/27	175,000	192,273
County of Arlington VA, Series A, (Prerefunded 8/15/26 @ $100) (A), 5%, 8/15/30	600,000	699,064
County of Fairfax VA, Series B, (ST AID WITHHLDG), 4%, 10/1/22	250,000	255,739
County of Fairfax VA, Series A, (ST AID WITHHLDG), 5%, 10/1/26	410,000	478,267

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

County of Spotsylvania VA, (ST AID WITHHLDG), 5%, 1/15/24	200,000	215,696
Town of Leesburg VA, (ST AID WITHHLDG), 5%, 1/15/25	90,000	100,285

		4,986,278
Medical - 3.8%
Norfolk Economic Development Authority, Series B, 5%, 11/1/36	480,000	494,681
Stafford County Economic Development Authority Revenue, 5%, 6/15/25	260,000	291,317

		785,998
Multifamily Housing - 1.1%
Virginia Housing Development Authority, Series K, (GNMA/FNMA/FHLMC COLL), 2.125%, 12/1/36	245,000	230,539

Power - 1.5%
Puerto Rico Electric Power Authority, Series V, (BHAC-CR, MBIA-RE, FGIC), 5.25%, 7/1/24	290,000	311,839

Transportation - 9.3%
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/37	170,000	212,145
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/42	470,000	559,057
Richmond Metropolitan Transportation Authority, (NATL-RE), 5.25%, 7/15/22	25,000	25,478
Virginia Commonwealth Transportation Board, 5%, 5/15/22	100,000	101,317
Virginia Commonwealth Transportation Board, Series A, (Prerefunded 3/15/22 @ $100), 5%, 9/15/24	225,000	226,271
Virginia Commonwealth Transportation Board, Series B, (Prerefunded 9/15/22 @ $100), 5%, 3/15/25	535,000	549,930
Virginia Commonwealth Transportation Board, 5%, 9/15/27	200,000	237,774

		1,911,972
Utilities - 1.5%
City of Richmond VA Public Utility Revenue, Series A, (Prerefunded 1/15/23 @ $100), 5%, 1/15/38	300,000	312,423

Water - 17.5%
County of Fairfax VA Sewer Revenue, Series A, 4%, 7/15/41	210,000	248,022
County of Henrico VA Water & Sewer Revenue, 4%, 5/1/32	500,000	570,534
County of Henrico VA Water & Sewer Revenue, (Prerefunded 5/1/26 @ $100), 5%, 5/1/27	150,000	173,358
Fairfax County Water Authority, Series B, 5.25%, 4/1/23	180,000	189,563
Fairfax County Water Authority, (Prerefunded 4/1/22 @ $100), 5%, 4/1/27	150,000	151,150
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/35	410,000	490,138
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/36	250,000	298,864
Prince William County Service Authority, 5%, 7/1/22	250,000	254,761
Upper Occoquan Sewage Authority, 3%, 7/1/46	300,000	318,046
Upper Occoquan Sewage Authority, 3%, 7/1/49	380,000	401,854
Virginia Resources Authority, Series B, (MORAL OBLG), 5%, 11/1/23	5,000	5,017
Virginia Resources Authority Clean Water Revolving Fund, 3%, 10/1/38	445,000	477,453

		3,578,760

TOTAL INVESTMENTS - 97.9% ( Cost $19,450,341 )		20,056,007
NET OTHER ASSETS AND LIABILITIES - 2.1%		428,898

TOTAL NET ASSETS - 100.0%		$20,484,905

(A)	Restricted. The aggregate cost of such securities is $686,367. The aggregate value is $699,064, representing 3.4% of net assets.

AMT	Automated Manual Transmission.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.3%
Alabama - 7.1%
Butler County Board of Education, (AGM), (Prerefunded 1/1/25 @ $100), 5%, 7/1/37	$235,000	$261,153
Mobile County AL, General Obligation, 5%, 2/1/39	610,000	763,091
Town of Pike Road Authority Revenue, 4%, 9/1/31	170,000	183,763
UAB Medicine Finance Authority Revenue, 5%, 9/1/27	150,000	178,444

		1,386,451
Arkansas - 1.0%
Arkansas Development Finance Authority, 5%, 2/1/26	175,000	198,340

California - 0.7%
Los Angeles County Metropolitan Transportation Authority, Series A, 5%, 7/1/40	120,000	141,254

Colorado - 3.9%
City of Colorado Springs Co. Utilities System Revenue, Series A, 4%, 11/15/40	250,000	290,558
El Paso County Facilities Corp., Certificate Participation, Series A, 5%, 12/1/27	400,000	474,816

		765,374
Florida - 4.2%
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	540,775
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	282,853

		823,628
Georgia - 2.4%
Americus-Sumter Payroll Development Authority, 3.25%, 6/1/33	150,000	160,324
City of Atlanta GA Water & Wastewater Revenue, (Prerefunded 5/1/25 @ $100), 5%, 11/1/43	275,000	308,373

		468,697
Hawaii - 2.6%
State of Hawaii, General Obligation, Series EY, 5%, 10/1/25	435,000	494,372

Idaho - 2.8%
Idaho Health Facilities Authority, Series A, 5%, 3/1/34	500,000	536,693

Illinois - 7.7%
Cook County School District No. 111, General Obligation, (BAM), 5%, 12/1/35	545,000	650,284
Du Page County School District No. 45, General Obligation, 4%, 1/1/26	460,000	504,325
Sales Tax Securitization Corp., Series C, 5%, 1/1/27	140,000	161,567
Village of Palatine IL, General Obligation, 2%, 12/1/28	175,000	177,068

		1,493,244
Indiana - 6.1%
Indianapolis Local Public Improvement Bond Bank Revenue, 5%, 2/1/24	275,000	296,423
Lincoln Center Building Corp., 4%, 8/1/28	285,000	317,998
Vanderburgh County Redevelopment District, Tax Allocation, (AGM), 5%, 2/1/26	500,000	566,685

		1,181,106
Kansas - 4.1%
City of Wichita KS, General Obligation, Series 816, 5%, 12/1/24	510,000	565,814
Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	235,864

		801,678
Kentucky - 2.5%
Eastern Kentucky University, Series A, (ST INTERCEPT), 5%, 4/1/33	445,000	490,463

Michigan - 0.6%
Redford Unified School District No. 1, General Obligation, (Q-SBLF), 5%, 5/1/22	110,000	111,262

Mississippi - 2.9%
Medical Center Educational Building Corp., 5%, 6/1/30	475,000	552,549

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Tax-Free National Fund Portfolio of Investments (unaudited)

Missouri - 2.3%
Springfield School District No. R-12, General Obligation, Series B, (ST AID DIR DEP), 5%, 3/1/25	400,000	447,353

Montana - 1.7%
Four Corners County Water & Sewer District, Series A, (AGM), 4%, 7/1/25	300,000	325,321

New Jersey - 6.4%
New Jersey Economic Development Authority Revenue, (ST APPROP), 5%, 3/1/26	450,000	468,515
New Jersey State Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/28	250,000	304,880
New Jersey State Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/29	250,000	310,929
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	158,667

		1,242,991
New Mexico - 1.1%
County of Otero NM, (BAM), 4%, 12/1/28	195,000	219,579

New York - 4.4%
Brookhaven Local Development Corp., 5%, 11/1/24	110,000	121,450
New York State Dormitory Authority, Series 1, (BHAC-CR), 5.5%, 7/1/31	250,000	309,207
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	370,000	421,911

		852,568
North Carolina - 1.5%
Town of Cary NC Combined Utility Systems Revenue, (Prerefunded 12/1/22 @ $100), 5%, 12/1/23	285,000	295,433

Ohio - 2.8%
Cleveland-Cuyahoga County Port Authority (A), 5%, 7/1/24	500,000	543,241

Oklahoma - 4.7%
Elk City Industrial Authority, 4%, 5/1/30	435,000	486,758
Tulsa County Industrial Authority, 3%, 2/1/31	400,000	424,437

		911,195
Pennsylvania - 3.5%
Commonwealth Financing Authority Revenue, Series A, 5%, 6/1/35	370,000	411,811
Waverly Township Municipal Authority, (BAM ST AID WITHHLDG), 4%, 2/15/26	250,000	272,645

		684,456
South Carolina - 1.3%
City of Newberry SC Revenue, (AGM), 4%, 4/1/22	240,000	241,391

Tennessee - 0.7%
Town of Decatur TN Water & Sewer Revenue, General Obligation, 3%, 6/1/24	120,000	125,268

Texas - 8.3%
City of Austin TX, General Obligation, 5%, 9/1/26	550,000	623,370
City of Center TX, General Obligation, 3%, 8/15/34	410,000	438,726
Harris County Toll Road Authority, 4%, 8/15/38	300,000	347,997
San Jacinto River Authority, (BAM), 4%, 10/1/23	200,000	209,225

		1,619,318
Utah - 1.9%
Utah Transit Authority, (BHAC-CR, MBIA), 5%, 6/15/35	280,000	365,194

Virginia - 3.0%
Western Regional Jail Authority, 5%, 12/1/34	250,000	290,992
Western Regional Jail Authority, (Prerefunded 12/1/26 @ $100), 5%, 12/1/34	250,000	292,264

		583,256
Washington - 1.1%
State of Washington, General Obligation, Series E, 5%, 2/1/29	205,000	220,716

West Virginia - 2.7%
West Virginia Economic Development Authority, Series A, 5%, 7/1/37	450,000	527,660

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Tax-Free National Fund Portfolio of Investments (unaudited)

Wisconsin - 2.3%
Wisconsin Health & Educational Facilities Authority, Series A, 4%, 11/15/35	400,000	440,676

TOTAL INVESTMENTS - 98.3% ( Cost $18,467,233 )		19,090,727
NET OTHER ASSETS AND LIABILITIES - 1.7%		337,386

TOTAL NET ASSETS - 100.0%		$19,428,113

(A)	Restricted. The aggregate cost of such securities is $527,051. The aggregate value is $543,241, representing 2.8% of net assets.

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp - Custodial Receipts.
GO of AUTH	General Obligation of the Authority.
MBIA	MBIA Insurance Corp.
Q-SBLF	Qualified School Board Loan Fund.
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.
ST INTERCEPT	State Intercept.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 37.0%
Communication Services - 2.7%
Comcast Corp., 3.15%, 3/1/26	$1,000,000	$1,043,133
Walt Disney Co., 3.8%, 3/22/30	1,500,000	1,631,522

		2,674,655
Consumer Discretionary - 4.8%
Costco Wholesale Corp., 1.375%, 6/20/27	1,250,000	1,207,166
Cummins, Inc., 1.5%, 9/1/30	1,000,000	922,542
Home Depot, Inc., 2.7%, 4/15/30	1,500,000	1,521,469
NIKE, Inc. (A), 2.75%, 3/27/27	1,000,000	1,035,525

		4,686,702
Consumer Staples - 5.8%
Coca-Cola Co. (A), 1%, 3/15/28	1,350,000	1,263,372
Hershey Co., 1.7%, 6/1/30	1,300,000	1,234,987
Kimberly-Clark Corp., 1.05%, 9/15/27	1,500,000	1,418,127
PepsiCo, Inc., 2.75%, 3/19/30	1,750,000	1,794,539

		5,711,025
Financials - 17.4%
Bank of America Corp., (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	625,000	629,964
Bank of America Corp., (SOFR + 1.010%) (B), 1.197%, 10/24/26	1,500,000	1,442,434
Bank of New York Mellon Corp. (A), 2.2%, 8/16/23	1,350,000	1,368,899
BlackRock, Inc., 3.5%, 3/18/24	1,000,000	1,044,520
Charles Schwab Corp., 0.9%, 3/11/26	1,250,000	1,202,295
Huntington National Bank, 3.55%, 10/6/23	1,250,000	1,292,211
JPMorgan Chase & Co., (3M USD LIBOR + 1.155%) (B), 3.22%, 3/1/25	1,500,000	1,540,195
Mastercard, Inc., 3.3%, 3/26/27	1,000,000	1,058,249
PNC Financial Services Group, Inc., 3.3%, 3/8/22	1,350,000	1,350,509
Public Storage, 1.95%, 11/9/28	1,000,000	969,710
State Street Corp., (SOFR + 0.940%) (B), 2.354%, 11/1/25	1,500,000	1,524,700
Truist Financial Corp., 2.85%, 10/26/24	1,250,000	1,288,599
Truist Financial Corp. (A), 1.95%, 6/5/30	1,000,000	953,684
Wells Fargo & Co., (SOFR + 1.087%) (B), 2.406%, 10/30/25	1,450,000	1,458,892

		17,124,861
Health Care - 1.2%
UnitedHealth Group, Inc. (A), 2.875%, 3/15/23	1,200,000	1,223,820

Industrials - 1.0%
Emerson Electric Co., 2%, 12/21/28	1,000,000	974,441

Information Technology - 3.6%
Apple, Inc., 2.4%, 5/3/23	1,000,000	1,016,106
salesforce.com, Inc., 3.25%, 4/11/23	1,300,000	1,331,745
Texas Instruments, Inc., 1.375%, 3/12/25	1,250,000	1,237,469

		3,585,320
Utilities - 0.5%
National Rural Utilities Cooperative Finance Corp., 1%, 6/15/26	500,000	479,140

Total Corporate Notes and Bonds ( Cost $36,930,677 )		36,459,964
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 60.2%
Fannie Mae - 10.0%
1.875%, 4/5/22	$2,000,000	2,006,109
0.500%, 11/7/25	2,250,000	2,166,437

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

High Quality Bond Fund Portfolio of Investments (unaudited)

2.125%, 4/24/26		3,125,000	3,200,807
0.750%, 10/8/27		2,600,000	2,458,691

			9,832,044
Freddie Mac - 5.5%
0.375%, 4/20/23		3,000,000	2,980,771
0.375%, 7/21/25		2,500,000	2,408,602

			5,389,373
U.S. Treasury Notes - 44.7%
1.875%, 7/31/22		500,000	503,496
0.125%, 11/30/22		1,000,000	995,313
1.750%, 5/15/23		2,500,000	2,526,367
1.625%, 5/31/23		2,500,000	2,522,852
2.500%, 8/15/23		2,500,000	2,556,348
0.125%, 10/15/23		750,000	737,871
2.750%, 11/15/23		2,000,000	2,058,125
2.125%, 2/29/24		2,000,000	2,038,672
2.375%, 8/15/24		2,500,000	2,567,676
1.250%, 8/31/24		1,500,000	1,498,125
0.375%, 9/15/24		2,000,000	1,952,344
2.250%, 11/15/24		2,500,000	2,562,207
2.125%, 5/15/25		2,500,000	2,555,566
0.250%, 10/31/25		2,500,000	2,385,840
0.375%, 1/31/26		2,500,000	2,386,426
1.625%, 5/15/26		2,250,000	2,254,834
1.500%, 8/15/26		2,500,000	2,489,941
0.625%, 3/31/27		2,475,000	2,352,507
2.375%, 5/15/27		2,475,000	2,567,329
2.250%, 11/15/27		2,250,000	2,319,521
1.375%, 11/15/31		2,250,000	2,168,437

			43,999,797

Total U.S. Government and Agency Obligations ( Cost $59,968,972 )			59,221,214
		Shares
SHORT-TERM INVESTMENTS - 2.6%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)		2,339,008	2,339,008
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04% (C) (D)		190,502	190,502

Total Short-Term Investments ( Cost $2,529,510 )			2,529,510

TOTAL INVESTMENTS - 99.8% ( Cost $99,429,159 )			98,210,688
NET OTHER ASSETS AND LIABILITIES - 0.2%			217,988

TOTAL NET ASSETS - 100.0%			$98,428,676

(A)	All or a portion of these securities, with an aggregate fair value of $186,500, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(B)	Floating rate or variable rate note. Rate shown is as of January 31, 2022.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 5.7%
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	$445,214	$443,672
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	100,764
Chesapeake Funding II LLC, Series 2020-1A, Class A1 (A), 0.87%, 8/16/32	120,699	120,511
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	385,000	392,662
Dell Equipment Finance Trust, Series 2020-2, Class A2 (A), 0.47%, 10/24/22	195,130	195,090
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	250,434	251,260
Donlen Fleet Lease Funding LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	674,680	670,179
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	187,662	188,815
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87%, 10/16/24	500,000	507,631
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25	1,000,000	1,017,349
JPMorgan Chase Bank NA, Series 2020-1, Class B (A), 0.991%, 1/25/28	534,928	534,003
JPMorgan Chase Bank NA, Series 2020-2, Class B (A), 0.84%, 2/25/28	806,015	802,494
JPMorgan Chase Bank NA, Series 2021-1, Class B (A), 0.875%, 9/25/28	697,115	692,501
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	610,320	605,494
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	676,453	669,472
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	646,179	642,524
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	659,608	659,340
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	500,000	509,996
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	850,000	872,077
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	350,000	353,068
Wheels SPV LLC, Series 2019-1A, Class A3 (A), 2.35%, 5/22/28	300,000	302,749

Total Asset Backed Securities ( Cost $10,621,659 )		10,531,651
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.6%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (B), 2.879%, 7/25/49	211,460	211,747
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1 (A) (C) (D), 1.724%, 2/25/55	219,301	219,310
CIM Trust, Series 2021-J2, Class A4 (A) (C), 2.5%, 4/25/51	587,933	584,897
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	739,432	66,292
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	384,953	403,379
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	493,820	525,278
Fannie Mae REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	119,090	131,175
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	95,952	108,327
Fannie Mae REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	3,126,635	550,303
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	97,448	98,130
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (C) (D), 2.5%, 9/25/41	660,287	660,287
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	847,089	42,823
Freddie Mac STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (D), 0.8%, 10/25/33	855,819	855,818
Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M1, (SOFR30A + 0.650%) (A) (D), 0.7%, 1/25/34	235,139	235,080
GCAT Trust, Series 2021-NQM1, Class A1 (A) (C) (D), 0.874%, 1/25/66	1,217,346	1,200,354
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	119,911	2,341
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (C) (D), 2.5%, 5/25/51	577,265	565,713
JPMorgan Mortgage Trust, Series 2019-5, Class A3 (A) (C) (D), 4%, 11/25/49	49,997	50,225
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (C) (D), 3.398%, 2/25/50	132,047	132,808
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (C) (D), 2.5%, 6/25/51	755,476	738,998
JPMorgan Mortgage Trust, Series 2021-3, Class A3 (A) (C) (D), 2.5%, 7/1/51	973,341	951,137
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (C) (D), 2.5%, 10/25/51	870,206	865,857
JPMorgan Mortgage Trust, Series 2021-14, Class A4 (A) (C), 2.5%, 5/25/52	975,076	970,202
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (C) (D), 3%, 2/25/50	168,902	170,115
PSMC Trust, Series 2019-2, Class A1 (A) (C) (D), 3.5%, 10/25/49	26,937	26,992
PSMC Trust, Series 2020-2, Class A2 (A) (C) (D), 3%, 5/25/50	170,707	170,732
PSMC Trust, Series 2021-1, Class A11 (A) (C) (D), 2.5%, 3/25/51	1,020,726	1,013,916
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (C), 2.5%, 12/25/51	731,466	726,931

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

RCKT Mortgage Trust (A), 2.5%, 1/25/52	500,000	496,250
Sequoia Mortgage Trust, Series 2013-7, Class A2 (C) (D), 3%, 6/25/43	362,801	360,206
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (C) (D), 0.918%, 2/25/63	271,727	269,807
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (C) (D), 4%, 4/25/49	24,737	24,709
Wells Fargo Mortgage-Backed Securities Trust, Series 2021-INV2, Class A2 (A) (C), 2.5%, 9/25/51	722,409	707,735

Total Collateralized Mortgage Obligations ( Cost $14,669,726 )		14,137,874
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.9%
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (C) (D), 3.14%, 11/25/27	866,858	898,426
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	307,052	317,394
FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/26	1,000,000	1,036,414
FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, IO (C) (D), 0.308%, 9/25/26	15,368,316	190,959
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	1,000,000	1,062,530
FREMF Mortgage Trust, Series 2013-K33, Class B (A) (C) (D), 3.496%, 8/25/46	900,000	924,922
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (C) (D), 3.577%, 11/25/47	850,000	860,317
GSAMP Trust, Series 2006-S5, Class M5 (C), 7.488%, 9/25/36	772,000	—

Total Commercial Mortgage-Backed Securities ( Cost $5,183,716 )		5,290,962
CORPORATE NOTES AND BONDS - 33.0%
Communication Services - 2.9%
AT&T, Inc., 2.25%, 2/1/32	500,000	466,940
AT&T, Inc., 4.75%, 5/15/46	500,000	572,704
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 4.75%, 3/1/30	250,000	247,500
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	500,000	505,566
Diamond Sports Group LLC / Diamond Sports Finance Co. (A), 5.375%, 8/15/26	100,000	46,000
Discovery Communications LLC, 5%, 9/20/37	500,000	565,535
eBay, Inc., 1.9%, 3/11/25	325,000	323,901
Expedia Group, Inc., 3.25%, 2/15/30	500,000	496,627
Hughes Satellite Systems Corp., 5.25%, 8/1/26	200,000	213,000
Lumen Technologies, Inc. (A), 4.5%, 1/15/29	125,000	114,547
T-Mobile USA, Inc., 2.625%, 4/15/26	325,000	318,282
VeriSign, Inc., 2.7%, 6/15/31	500,000	482,350
Verizon Communications, Inc., 4.4%, 11/1/34	500,000	560,345
Verizon Communications, Inc., 3.4%, 3/22/41	500,000	495,557

		5,408,854
Consumer Discretionary - 2.6%
7-Eleven, Inc. (A), 1.8%, 2/10/31	400,000	367,235
7-Eleven, Inc. (A), 2.5%, 2/10/41	250,000	217,792
Advance Auto Parts, Inc., 1.75%, 10/1/27	250,000	238,122
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	300,000	306,250
Delta Air Lines, Inc., 7.375%, 1/15/26	111,000	126,224
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	250,000	256,092
Home Depot, Inc., 3.35%, 4/15/50	250,000	254,642
Lowe's Cos., Inc., 3%, 10/15/50	500,000	456,833
McDonald's Corp., 2.125%, 3/1/30	250,000	242,443
Picasso Finance Sub, Inc. (A), 6.125%, 6/15/25	225,000	233,208
QVC, Inc., 4.75%, 2/15/27	250,000	237,768
Scientific Games International, Inc. (A), 5%, 10/15/25	275,000	280,699
Southwest Airlines Co., 5.25%, 5/4/25	350,000	381,930
Southwest Airlines Co., 5.125%, 6/15/27	500,000	558,402
Tractor Supply Co., 1.75%, 11/1/30	550,000	499,174
Vail Resorts, Inc. (A), 6.25%, 5/15/25	250,000	259,311

		4,916,125

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

Consumer Staples - 1.6%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	500,000	490,634
Conagra Brands, Inc., 0.5%, 8/11/23	600,000	591,016
General Mills, Inc., 2.875%, 4/15/30	200,000	202,772
Hormel Foods Corp., 1.8%, 6/11/30	200,000	190,334
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	300,000	310,268
Mars, Inc. (A), 3.875%, 4/1/39	400,000	442,221
Mars, Inc. (A), 2.375%, 7/16/40	350,000	315,326
Performance Food Group, Inc. (A), 5.5%, 10/15/27	225,000	228,614
Sysco Corp., 5.95%, 4/1/30	199,000	241,589

		3,012,774
Energy - 4.1%
Berry Petroleum Co. LLC (A), 7%, 2/15/26	150,000	150,372
Boardwalk Pipelines LP, 4.45%, 7/15/27	400,000	428,433
Eastern Gas Transmission & Storage, Inc. (A), 3%, 11/15/29	350,000	353,361
Energy Transfer LP, 5.25%, 4/15/29	375,000	416,892
EnLink Midstream Partners LP, 5.45%, 6/1/47	400,000	356,000
Enterprise Products Operating LLC, 3.75%, 2/15/25	500,000	523,732
Kinder Morgan, Inc., 5.55%, 6/1/45	400,000	476,708
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	295,605
Marathon Petroleum Corp., 3.8%, 4/1/28	600,000	629,354
MPLX LP, 4.8%, 2/15/29	250,000	277,472
MPLX LP, 2.65%, 8/15/30	350,000	337,868
Occidental Petroleum Corp., 3.5%, 8/15/29	500,000	492,500
Occidental Petroleum Corp., 4.4%, 8/15/49	250,000	237,500
ONEOK, Inc., 5.85%, 1/15/26	150,000	169,020
Phillips 66, 0.9%, 2/15/24	500,000	493,631
Phillips 66, 2.15%, 12/15/30	500,000	467,276
Pioneer Natural Resources Co., 2.15%, 1/15/31	375,000	351,297
Sabine Pass Liquefaction LLC, 4.5%, 5/15/30	250,000	274,160
Sunoco LP / Sunoco Finance Corp., 6%, 4/15/27	200,000	206,380
Valero Energy Corp., 6.625%, 6/15/37	500,000	645,508

		7,583,069
Financials - 10.9%
Air Lease Corp., 2.875%, 1/15/26	500,000	503,037
Air Lease Corp., 1.875%, 8/15/26	250,000	239,586
Alliance Data Systems Corp. (A) (E), 4.75%, 12/15/24	500,000	506,250
Ally Financial, Inc., (5 year CMT + 3.868%) (D), 4.7%, 5/15/26	250,000	247,163
American International Group, Inc., 4.75%, 4/1/48	500,000	606,166
Athene Global Funding (A), 1.45%, 1/8/26	500,000	483,340
Bank of America Corp., (SOFR + 0.910%) (D), 1.658%, 3/11/27	400,000	388,244
Bank of America Corp., (SOFR + 1.370%) (D), 1.922%, 10/24/31	250,000	231,654
Bank of New York Mellon Corp., Series I, (5 year CMT + 2.630%) (D), 3.75%, 12/20/26	400,000	388,000
Belrose Funding Trust (A), 2.33%, 8/15/30	350,000	332,135
BlackRock, Inc., 2.1%, 2/25/32	350,000	333,377
Capital One Financial Corp., 3.3%, 10/30/24	350,000	362,580
Capital One Financial Corp., (5 year CMT + 3.157%) (D) (F), 3.95%, 9/1/26	750,000	733,125
Cboe Global Markets, Inc., 3.65%, 1/12/27	445,000	475,744
Charles Schwab Corp., (10 year CMT + 3.079%) (D), 4%, 12/1/30	550,000	538,874
Credit Acceptance Corp. (A), 5.125%, 12/31/24	155,000	156,550
Empower Finance LP (A), 3.075%, 9/17/51	350,000	333,772
Fifth Third Bancorp, 2.55%, 5/5/27	350,000	354,004
Five Corners Funding Trust II (A), 2.85%, 5/15/30	250,000	252,002

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

GLP Capital LP / GLP Financing, Inc., 3.25%, 1/15/32	400,000	386,392
Goldman Sachs BDC, Inc. (F), 2.875%, 1/15/26	400,000	403,768
Goldman Sachs Group, Inc., (SOFR + 0.913%) (D), 1.948%, 10/21/27	500,000	486,486
Huntington Bancshares, Inc., (5 year CMT + 1.170%) (A) (D), 2.487%, 8/15/36	700,000	653,801
Huntington National Bank, 3.55%, 10/6/23	500,000	516,884
Intercontinental Exchange, Inc., 3.75%, 9/21/28	250,000	269,135
Iron Mountain, Inc. (A), 4.5%, 2/15/31	275,000	260,752
Jefferies Finance LLC / JFIN Co-Issuer Corp. (A), 5%, 8/15/28	300,000	294,750
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 2.625%, 10/15/31	450,000	429,120
JPMorgan Chase & Co., (SOFR + 2.745%) (D) (F), 4%, 4/1/25	600,000	587,850
JPMorgan Chase & Co., (SOFR + 0.695%) (D), 1.04%, 2/4/27	650,000	617,555
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	245,537
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	150,000	154,740
M&T Bank Corp., 3.55%, 7/26/23	250,000	257,460
MetLife, Inc., (5 year CMT + 3.576%) (D) (F), 3.85%, 9/15/25	350,000	352,625
Morgan Stanley (SOFR + 1.990%) (D), 2.188%, 4/28/26	175,000	174,680
Morgan Stanley (SOFR + 0.879%) (D), 1.593%, 5/4/27	250,000	241,312
Morgan Stanley (SOFR + 1.020%) (D), 1.928%, 4/28/32	500,000	459,929
MPT Operating Partnership LP / MPT Finance Corp., 5%, 10/15/27	250,000	256,875
NASDAQ, Inc., 1.65%, 1/15/31	750,000	677,083
Old Republic International Corp., 3.85%, 6/11/51	300,000	300,186
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	250,000	245,473
PNC Bank NA, 2.7%, 10/22/29	250,000	251,110
Prudential Financial, Inc., (5 year CMT + 3.035%) (D), 3.7%, 10/1/50	250,000	244,764
Public Storage, 1.95%, 11/9/28	250,000	242,427
Regions Financial Corp., 1.8%, 8/12/28	500,000	476,867
SBA Communications Corp., 3.875%, 2/15/27	300,000	303,000
State Street Corp., (SOFR + 1.490%) (D), 3.031%, 11/1/34	250,000	252,746
STORE Capital Corp., 4.5%, 3/15/28	500,000	541,992
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	295,515
Truist Bank, 2.25%, 3/11/30	325,000	313,496
Truist Financial Corp., (SOFR + 0.609%) (D), 1.267%, 3/2/27	500,000	483,755
Wells Fargo & Co., (SOFR + 2.000%) (D), 2.188%, 4/30/26	350,000	349,508
Wells Fargo & Co., (SOFR + 2.100%) (D), 2.393%, 6/2/28	250,000	247,851
Welltower, Inc., 2.05%, 1/15/29	500,000	480,385

		20,221,412
Health Care - 2.5%
AbbVie, Inc., 3.75%, 11/14/23	400,000	414,425
Baxter International, Inc. (A), 2.272%, 12/1/28	400,000	391,192
Centene Corp., 2.45%, 7/15/28	500,000	475,456
Cigna Corp., 4.9%, 12/15/48	500,000	592,895
CVS Health Corp., 5.125%, 7/20/45	500,000	609,020
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	250,000	237,301
Humana, Inc., 1.35%, 2/3/27	250,000	236,525
PerkinElmer, Inc., 0.55%, 9/15/23	425,000	419,400
UnitedHealth Group, Inc., 2.3%, 5/15/31	300,000	291,319
UnitedHealth Group, Inc., 3.7%, 8/15/49	250,000	265,917
Viatris, Inc., 2.7%, 6/22/30	400,000	386,184
Zoetis, Inc., 3%, 5/15/50	250,000	243,436

		4,563,070
Industrials - 4.1%
Ashtead Capital, Inc. (A), 2.45%, 8/12/31	600,000	567,845
Ball Corp., 4.875%, 3/15/26	400,000	424,986

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

Block, Inc. (A), 2.75%, 6/1/26	400,000	387,748
Boeing Co., 2.196%, 2/4/26	400,000	393,349
Boeing Co., 3.625%, 2/1/31	350,000	359,038
Boeing Co., 5.805%, 5/1/50	350,000	440,242
Carlisle Cos., Inc., 3.5%, 12/1/24	500,000	519,119
Carrier Global Corp., 3.577%, 4/5/50	200,000	199,151
Howmet Aerospace, Inc., 5.125%, 10/1/24	200,000	209,000
Martin Marietta Materials, Inc., 3.2%, 7/15/51	500,000	471,778
Otis Worldwide Corp., 2.565%, 2/15/30	350,000	346,195
Quanta Services, Inc., 2.9%, 10/1/30	500,000	491,783
Spirit AeroSystems, Inc. (A), 5.5%, 1/15/25	250,000	256,250
TD SYNNEX Corp. (A), 1.75%, 8/9/26	500,000	482,589
TD SYNNEX Corp. (A), 2.65%, 8/9/31	250,000	230,603
Textron, Inc., 2.45%, 3/15/31	250,000	240,097
TransDigm, Inc. (A), 6.25%, 3/15/26	475,000	489,250
Vulcan Materials Co., 3.5%, 6/1/30	150,000	157,432
WRKCo, Inc., 3.9%, 6/1/28	700,000	749,354
WRKCo, Inc., 3%, 6/15/33	300,000	295,946

		7,711,755
Information Technology - 2.2%
Broadcom, Inc., 4.15%, 11/15/30	238,000	253,277
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	11,400
Dell International LLC / EMC Corp., 8.35%, 7/15/46	87,000	137,482
Dell International LLC / EMC Corp. (A), 3.45%, 12/15/51	225,000	198,193
HP, Inc., 2.65%, 6/17/31	600,000	572,909
Intuit, Inc., 1.65%, 7/15/30	250,000	232,906
Lam Research Corp., 1.9%, 6/15/30	200,000	190,870
Marvell Technology, Inc., 4.2%, 6/22/23	500,000	515,945
Oracle Corp., 3.95%, 3/25/51	750,000	708,373
salesforce.com, Inc. (F), 2.9%, 7/15/51	500,000	473,519
VMware, Inc., 2.2%, 8/15/31	500,000	466,508
Vontier Corp., 1.8%, 4/1/26	300,000	290,787

		4,052,169
Materials - 0.7%
Arconic Corp. (A), 6%, 5/15/25	200,000	205,800
EI du Pont de Nemours and Co., 1.7%, 7/15/25	150,000	149,188
International Flavors & Fragrances, Inc. (A), 3.468%, 12/1/50	500,000	491,489
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	394,586

		1,241,063
Utilities - 1.4%
AES Corp., 1.375%, 1/15/26	750,000	716,174
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	350,000	322,617
Duke Energy Corp., 3.75%, 9/1/46	500,000	510,401
Interstate Power & Light Co., 3.5%, 9/30/49	250,000	254,593
NextEra Energy Capital Holdings, Inc., 1.9%, 6/15/28	600,000	581,269
Wisconsin Electric Power Co., 1.7%, 6/15/28	300,000	288,731

		2,673,785

Total Corporate Notes and Bonds ( Cost $61,370,404 )		61,384,076
FOREIGN CORPORATE BONDS - 2.7%
Communication Services - 0.4%
Alibaba Group Holding Ltd. (F), 2.125%, 2/9/31	500,000	468,503

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

Vodafone Group PLC, 5%, 5/30/38	250,000	293,948

		762,451
Consumer Discretionary - 0.2%
Carnival Corp. (A), 5.75%, 3/1/27	200,000	192,000
Delta Air Lines, Inc. / SkyMiles IP Ltd. (A), 4.75%, 10/20/28	250,000	266,774

		458,774
Financials - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.75%, 1/30/26	500,000	480,411
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 10/15/27	250,000	268,979
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	500,000	480,185
Royal Bank of Canada, 1.15%, 6/10/25	250,000	243,727
UBS Group AG (5 year CMT + 3.313%) (A) (D), 4.375%, 2/10/31	400,000	376,480

		1,849,782
Health Care - 0.8%
Royalty Pharma PLC, 2.2%, 9/2/30	500,000	463,008
Royalty Pharma PLC, 3.55%, 9/2/50	500,000	454,164
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	500,000	506,116

		1,423,288
Information Technology - 0.3%
Analog Devices, Inc., 1.7%, 10/1/28	500,000	483,304

Total Foreign Corporate Bonds ( Cost $5,048,333 )		4,977,599
MORTGAGE BACKED SECURITIES - 10.3%
Fannie Mae - 5.7%
3%, 9/1/30 Pool # 890696	404,155	421,256
3%, 12/1/30 Pool # AL8924	201,348	208,847
7%, 11/1/31 Pool # 607515	4,275	4,695
3.5%, 12/1/31 Pool # MA0919	130,724	137,757
6.5%, 3/1/32 Pool # 631377	15,730	17,282
6.5%, 5/1/32 Pool # 636758	918	1,009
7%, 5/1/32 Pool # 644591	432	446
6.5%, 6/1/32 Pool # 545691	29,842	33,558
3.5%, 8/1/32 Pool # MA3098	175,002	183,695
3.5%, 9/1/32 Pool # MA3126	123,752	129,900
5.5%, 11/1/33 Pool # 555880	34,344	38,268
5%, 5/1/34 Pool # 780890	15,287	17,154
7%, 7/1/34 Pool # 792636	6,603	6,840
4%, 2/1/35 Pool # MA2177	322,593	347,177
5%, 8/1/35 Pool # 829670	39,176	43,664
5%, 9/1/35 Pool # 820347	50,313	56,835
5%, 9/1/35 Pool # 835699	39,775	43,841
3.5%, 12/1/35 Pool # MA2473	312,032	329,081
4.5%, 12/1/35 Pool # 745147	5,211	5,707
5%, 12/1/35 Pool # 850561	12,689	14,204
6%, 11/1/36 Pool # 902510	39,516	45,453
6%, 10/1/37 Pool # 947563	44,028	50,658
6.5%, 12/1/37 Pool # 889072	30,880	35,331
6.5%, 8/1/38 Pool # 987711	61,829	71,940
3%, 11/1/39 Pool # MA3831	130,502	133,926
4%, 9/1/40 Pool # AE3039	333,229	360,383
4%, 1/1/41 Pool # AB2080	241,076	261,361
2.5%, 5/1/41 Pool # MA4334	1,487,075	1,513,088

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

5.5%, 7/1/41 Pool # AL6588	234,064	264,692
4%, 9/1/41 Pool # AJ1406	119,867	129,295
4%, 10/1/41 Pool # AJ4046	332,032	362,250
3.5%, 11/1/41 Pool # AB3867	120,835	128,558
1.05%, 12/25/41 Pool # AL6778 (A),	479,712	480,139
4%, 3/1/42 Pool # AL1998	496,213	537,730
3.5%, 6/1/42 Pool # AO4134	533,390	566,358
3.5%, 8/1/42 Pool # AP2133	251,421	266,921
3%, 9/1/42 Pool # AP6568	59,755	62,036
3.5%, 9/1/42 Pool # AB6228	159,296	169,385
4%, 10/1/42 Pool # AP7363	342,405	370,634
3.5%, 1/1/43 Pool # AQ9326	310,000	329,678
3%, 2/1/43 Pool # AL3072	526,541	548,870
3.5%, 3/1/43 Pool # AT0310	263,743	280,542
3.5%, 4/1/43 Pool # AT2887	243,153	258,628
4%, 1/1/45 Pool # AS4257	80,847	87,614
4.5%, 10/1/46 Pool # MA2783	52,122	56,272
3%, 1/1/47 Pool # BE0108	395,379	410,016
2.5%, 12/1/47 Pool # FM3165	806,441	808,967

		10,631,941
Freddie Mac - 4.6%
4.5%, 2/1/25 Pool # J11722	30,378	31,646
4.5%, 5/1/25 Pool # J12247	67,677	71,127
8%, 6/1/30 Pool # C01005	334	382
6.5%, 1/1/32 Pool # C62333	16,346	17,968
2.5%, 2/1/32 Pool # ZS8641	278,157	285,818
3.5%, 8/1/32 Pool # C91485	153,189	161,697
4%, 5/1/33 Pool # G18693	299,356	315,720
4.5%, 6/1/34 Pool # C01856	197,800	217,028
2.5%, 6/1/35 Pool # RC1421	404,037	413,289
6.5%, 11/1/36 Pool # C02660	4,358	5,042
5.5%, 1/1/37 Pool # G04593	119,051	134,726
5.5%, 11/1/37 Pool # A68787	84,027	95,557
5.5%, 12/1/38 Pool # G05267	202,304	229,967
4.5%, 8/1/39 Pool # G08361	199,681	219,153
3.5%, 11/1/40 Pool # G06168	180,321	191,863
2%, 3/1/41 Pool # RB5105	1,121,882	1,114,262
4%, 10/1/41 Pool # Q04092	360,711	390,243
4.5%, 3/1/42 Pool # G07491	226,905	248,689
3%, 9/1/42 Pool # C04233	303,362	316,401
3%, 2/1/43 Pool # Q15767	219,394	228,639
3%, 4/1/43 Pool # V80025	219,945	228,341
3%, 4/1/43 Pool # V80026	216,894	226,093
3.5%, 8/1/44 Pool # Q27927	244,546	259,726
3%, 7/1/45 Pool # G08653	358,500	372,382
3.5%, 8/1/45 Pool # Q35614	269,216	285,060
3%, 11/1/45 Pool # G08675	291,538	302,532
3%, 1/1/46 Pool # G08686	374,708	388,857
3%, 10/1/46 Pool # G60722	394,816	409,554
3.5%, 11/1/47 Pool # Q52079	323,489	339,469
2.5%, 4/1/48 Pool # QA2240	980,018	984,009

		8,485,240

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714		4,383	4,841
6.5%, 4/20/31 Pool # 3068		2,173	2,443
4%, 4/15/39 Pool # 698089		13,846	14,954

			22,238

Total Mortgage Backed Securities ( Cost $18,815,456 )			19,139,419
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 33.3%
U.S. Treasury Bonds - 9.8%
6.625%, 2/15/27		2,000,000	2,483,516
5.375%, 2/15/31		1,250,000	1,631,396
4.500%, 5/15/38		1,250,000	1,692,139
2.250%, 5/15/41		4,250,000	4,304,453
3.750%, 8/15/41		1,000,000	1,259,219
3.000%, 5/15/45		1,000,000	1,150,000
3.000%, 5/15/47		750,000	874,629
3.375%, 11/15/48		500,000	629,219
1.250%, 5/15/50		2,250,000	1,834,189
1.875%, 2/15/51		2,500,000	2,373,242

			18,232,002
U.S. Treasury Notes - 23.5%
1.375%, 9/30/23		2,500,000	2,512,891
2.750%, 2/15/24		7,500,000	7,737,305
2.250%, 12/31/24		2,250,000	2,306,865
2.250%, 11/15/25		5,750,000	5,904,531
0.375%, 1/31/26		5,500,000	5,250,137
1.500%, 8/15/26		5,500,000	5,477,871
2.375%, 5/15/27		3,750,000	3,889,892
2.875%, 5/15/28		2,000,000	2,137,812
2.625%, 2/15/29		3,750,000	3,968,555
0.625%, 8/15/30		5,000,000	4,552,539

			43,738,398

Total U.S. Government and Agency Obligations ( Cost $61,864,609 )			61,970,400

		Shares
SHORT-TERM INVESTMENTS - 5.2%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (G)		7,116,960	7,116,960
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04% (G) (H)		2,621,195	2,621,195

Total Short-Term Investments ( Cost $9,738,155 )			9,738,155

TOTAL INVESTMENTS - 100.7% ( Cost $187,312,058 )			187,170,136
NET OTHER ASSETS AND LIABILITIES - (0.7%)			(1,319,761)

TOTAL NET ASSETS - 100.0%			$185,850,375

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Stepped rate security. Rate shown is as of January 31, 2022.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Floating rate or variable rate note. Rate shown is as of January 31, 2022.
(E)	Restricted. The aggregate cost of such securities is $500,000. The aggregate value is $506,250, representing 0.3% of net assets.
(F)	All or a portion of these securities, with an aggregate fair value of $2,570,008, are on loan as part of a securities lending program. See footnote (H) and Note 4 for details on the securities lending program.
(G)	7-day yield.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

(H)	Represents investments of cash collateral received in connection with securities lending.

CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FREMF	Freddie Mac Multifamily.
IO	Interest Only.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-day SOFR Average.
STACR	Structured Agency Credit Risk.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 68.7%
Communication Services - 4.2%
Comcast Corp., Class A	84,200	$4,209,158
Verizon Communications, Inc.	66,800	3,555,764
		7,764,922
Consumer Discretionary - 5.6%
Home Depot, Inc.	10,400	3,816,592
McDonald's Corp.	17,400	4,514,430
Starbucks Corp.	20,100	1,976,232
		10,307,254
Consumer Staples - 8.1%
Archer-Daniels-Midland Co.	38,800	2,910,000
Coca-Cola Co.	34,150	2,083,492
Colgate-Palmolive Co.	22,500	1,855,125
Hershey Co.	7,850	1,547,000
PepsiCo, Inc.	21,400	3,713,328
Procter & Gamble Co.	17,850	2,864,032
		14,972,977
Energy - 3.6%
Baker Hughes Co.	120,500	3,306,520
EOG Resources, Inc.	29,400	3,277,512
		6,584,032
Financials - 13.6%
Aflac, Inc.	56,800	3,568,176
BlackRock, Inc.	3,958	3,257,197
CME Group, Inc.	17,850	4,096,575
JPMorgan Chase & Co.	22,775	3,384,365
Northern Trust Corp.	34,000	3,965,760
Travelers Cos., Inc.	29,625	4,923,082
U.S. Bancorp	33,650	1,958,094
		25,153,249
Health Care - 12.0%
AmerisourceBergen Corp.	15,750	2,145,150
Bristol-Myers Squibb Co.	72,000	4,672,080
CVS Health Corp.	50,100	5,336,151
Johnson & Johnson	25,850	4,453,696
Medtronic PLC	21,200	2,193,988
Pfizer, Inc.	62,300	3,282,587
		22,083,652
Industrials - 7.9%
3M Co.	14,250	2,365,785
Emerson Electric Co.	23,200	2,133,240
Fastenal Co.	48,000	2,720,640
Honeywell International, Inc.	6,000	1,226,880
PACCAR, Inc.	39,100	3,635,909
Union Pacific Corp.	9,875	2,414,931
		14,497,385
Information Technology - 8.4%
Analog Devices, Inc.	8,675	1,422,440
Automatic Data Processing, Inc.	7,300	1,505,041
Cisco Systems, Inc.	79,200	4,409,064
Oracle Corp.	23,100	1,874,796
Paychex, Inc.	22,575	2,658,432

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

Texas Instruments, Inc.	19,750	3,544,927
		15,414,700
Materials - 2.0%
Linde PLC	5,000	1,593,400
Nucor Corp.	21,500	2,180,100
		3,773,500
Real Estate - 1.3%
American Tower Corp., REIT	9,450	2,376,675

Utilities - 2.0%
Dominion Energy, Inc.	46,800	3,774,888
Total Common Stocks ( Cost $86,467,257 )		126,703,234

	Par Value
ASSET BACKED SECURITIES - 1.1%
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	$207,766	207,047
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	100,764
Chesapeake Funding II LLC, Series 2020-1A, Class A1 (A), 0.87%, 8/16/32	60,350	60,255
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	132,587
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	113,834	114,209
Donlen Fleet Lease Funding LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	144,574	143,610
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	112,597	113,289
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87%, 10/16/24	150,000	152,289
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	203,440	201,831
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	196,786	194,756
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	215,393	214,175
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	164,902	164,835
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	150,000	152,999
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	100,000	100,877
Wheels SPV LLC, Series 2019-1A, Class A2 (A), 2.3%, 5/22/28	8,058	8,083
Total Asset Backed Securities ( Cost $2,070,374 )		2,061,606

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%
CIM Trust, Series 2021-J2, Class A4 (A) (B), 2.5%, 4/25/51	156,782	155,973
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	87,989	92,201
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	123,455	131,320
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	44,977	50,778
Fannie Mae REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	1,066,734	187,750
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	38,979	39,252
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (B) (C), 2.5%, 9/25/41	94,327	94,327
Freddie Mac REMICS, Series 3187, Class Z, 5%, 7/15/36	117,528	128,935
Freddie Mac STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (C), 0.8%, 10/25/33	192,559	192,559
Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M1, (SOFR30A + 0.650%) (A) (C), 0.7%, 1/25/34	23,514	23,508
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (B) (C), 2.5%, 5/25/51	192,422	188,571
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.398%, 2/25/50	40,573	40,807
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.5%, 6/25/51	215,850	211,142
JPMorgan Mortgage Trust, Series 2021-3, Class A3 (A) (B), 2.5%, 7/1/51	121,668	118,892
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.5%, 10/25/51	304,572	303,050
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3%, 2/25/50	67,561	68,046
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	5,387	5,398
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.5%, 3/25/51	219,660	218,195
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B), 2.5%, 12/25/51	195,058	193,848

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

RCKT Mortgage Trust (A), 2.5%, 1/25/52	200,000	198,500
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	173,996	172,752
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B) (C), 0.918%, 2/25/63	135,864	134,904
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4%, 4/25/49	41,022	40,976
Total Collateralized Mortgage Obligations ( Cost $2,994,889 )		2,991,684

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
Fannie Mae-Aces, Series 2013-M12, Class APT (B) (C), 2.405%, 3/25/23	196,435	197,922
Fannie Mae-Aces, Series 2017-M15, Class A1 (B) (C), 2.959%, 9/25/27	335,067	348,547
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (C), 3.14%, 11/25/27	240,794	249,563
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	191,907	198,371
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	600,000	637,518
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.577%, 11/25/47	250,000	253,034
GSAMP Trust, Series 2006-S5, Class M5 (B), 7.488%, 9/25/36	534,000	—
Total Commercial Mortgage-Backed Securities ( Cost $1,821,390 )		1,884,955
CORPORATE NOTES AND BONDS - 10.7%
Communication Services - 1.4%
Amazon.com, Inc., 1.65%, 5/12/28	350,000	338,901
AT&T, Inc., 2.25%, 2/1/32	150,000	140,082
AT&T, Inc., 4.75%, 5/15/46	200,000	229,082
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	200,000	202,226
Comcast Corp., 4.15%, 10/15/28	275,000	302,619
Discovery Communications LLC, 5%, 9/20/37	250,000	282,768
eBay, Inc., 1.9%, 3/11/25	50,000	49,831
eBay, Inc., 2.6%, 5/10/31	250,000	243,412
Expedia Group, Inc., 3.25%, 2/15/30	200,000	198,651
T-Mobile USA, Inc., 2.625%, 4/15/26	100,000	97,933
Verizon Communications, Inc., 4.329%, 9/21/28	331,000	364,383
Verizon Communications, Inc., 3.875%, 2/8/29	100,000	107,697
		2,557,585
Consumer Discretionary - 0.8%
7-Eleven, Inc. (A), 1.8%, 2/10/31	100,000	91,809
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	100,000	102,437
Home Depot, Inc., 3.35%, 4/15/50	100,000	101,857
Lowe's Cos., Inc., 3%, 10/15/50	250,000	228,416
McDonald's Corp., 2.125%, 3/1/30	50,000	48,489
McDonald's Corp., 4.875%, 12/9/45	300,000	360,346
Picasso Finance Sub, Inc. (A), 6.125%, 6/15/25	90,000	93,283
Southwest Airlines Co., 5.25%, 5/4/25	50,000	54,561
Southwest Airlines Co., 5.125%, 6/15/27	200,000	223,361
Tractor Supply Co., 1.75%, 11/1/30	125,000	113,449
Vail Resorts, Inc. (A), 6.25%, 5/15/25	100,000	103,724
		1,521,732
Consumer Staples - 0.5%
Conagra Brands, Inc., 0.5%, 8/11/23	150,000	147,754
Hormel Foods Corp., 1.8%, 6/11/30	100,000	95,167
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	75,000	77,567
Mars, Inc. (A), 2.375%, 7/16/40	250,000	225,233
Mars, Inc. (A), 3.95%, 4/1/49	200,000	226,773
Performance Food Group, Inc. (A), 5.5%, 10/15/27	50,000	50,803
Sysco Corp., 5.95%, 4/1/30	67,000	81,339
		904,636

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

Energy - 2.0%
BP Capital Markets America, Inc., 3.119%, 5/4/26	200,000	207,160
ConocoPhillips Co., 4.15%, 11/15/34	129,000	141,150
Eastern Gas Transmission & Storage, Inc. (A), 3%, 11/15/29	150,000	151,441
Energy Transfer LP, 5.25%, 4/15/29	75,000	83,378
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	314,240
Exxon Mobil Corp., 4.114%, 3/1/46	225,000	252,590
Kinder Morgan, Inc., 5.55%, 6/1/45	200,000	238,354
Marathon Petroleum Corp., 4.7%, 5/1/25	100,000	107,493
MPLX LP, 4.8%, 2/15/29	150,000	166,484
MPLX LP, 2.65%, 8/15/30	100,000	96,534
Occidental Petroleum Corp., 3.5%, 8/15/29	100,000	98,500
Phillips 66, 2.15%, 12/15/30	200,000	186,910
Phillips 66, 4.65%, 11/15/34	250,000	283,304
Pioneer Natural Resources Co., 2.15%, 1/15/31	75,000	70,259
Sabine Pass Liquefaction LLC, 4.5%, 5/15/30	200,000	219,328
Schlumberger Holdings Corp. (A), 4%, 12/21/25	20,000	21,132
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	292,000	308,826
Valero Energy Corp., 6.625%, 6/15/37	250,000	322,754
Valero Energy Partners LP, 4.5%, 3/15/28	300,000	323,284
		3,593,121
Financials - 3.2%
Air Lease Corp., 1.875%, 8/15/26	100,000	95,834
Bank of America Corp., (3M USD LIBOR + 1.090%) (C), 3.093%, 10/1/25	400,000	409,602
Bank of America Corp., (SOFR + 0.910%) (C), 1.658%, 3/11/27	200,000	194,122
Bank of America Corp., (SOFR + 1.370%) (C), 1.922%, 10/24/31	150,000	138,993
Bank of New York Mellon Corp., Series I, (5 year CMT + 2.630%) (C), 3.75%, 12/20/26	100,000	97,000
Belrose Funding Trust (A), 2.33%, 8/15/30	100,000	94,896
BlackRock, Inc., 2.1%, 2/25/32	150,000	142,876
Capital One Financial Corp., 3.3%, 10/30/24	200,000	207,189
Capital One Financial Corp., (5 year CMT + 3.157%) (C) (D), 3.95%, 9/1/26	250,000	244,375
Cboe Global Markets, Inc., 3.65%, 1/12/27	130,000	138,982
Charles Schwab Corp., (10 year CMT + 3.079%) (C), 4%, 12/1/30	175,000	171,460
Empower Finance LP (A), 3.075%, 9/17/51	100,000	95,363
Fifth Third Bancorp, 2.55%, 5/5/27	125,000	126,430
GLP Capital LP / GLP Financing, Inc., 3.25%, 1/15/32	100,000	96,598
Goldman Sachs BDC, Inc. (D), 2.875%, 1/15/26	100,000	100,942
Goldman Sachs Group, Inc., (SOFR + 0.913%) (C), 1.948%, 10/21/27	350,000	340,540
Healthpeak Properties, Inc., 3.25%, 7/15/26	100,000	104,431
Huntington Bancshares, Inc., (5 year CMT + 1.170%) (A) (C), 2.487%, 8/15/36	200,000	186,800
Iron Mountain, Inc. (A), 4.5%, 2/15/31	50,000	47,410
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 2.625%, 10/15/31	125,000	119,200
JPMorgan Chase & Co., Series II, (SOFR + 2.745%) (C) (D), 4%, 4/1/25	250,000	244,937
JPMorgan Chase & Co., (SOFR + 0.695%) (C), 1.04%, 2/4/27	200,000	190,017
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	125,000	122,769
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	25,000	25,790
Morgan Stanley, 3.875%, 1/27/26	100,000	106,085
Morgan Stanley (SOFR + 0.879%) (C), 1.593%, 5/4/27	100,000	96,525
Morgan Stanley (SOFR + 1.020%) (C), 1.928%, 4/28/32	250,000	229,964
NASDAQ, Inc., 1.65%, 1/15/31	250,000	225,694
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	100,000	98,189
PNC Financial Services Group, Inc., 3.45%, 4/23/29	300,000	319,368
Prudential Financial, Inc., (5 year CMT + 3.035%) (C), 3.7%, 10/1/50	125,000	122,382
Public Storage, 1.85%, 5/1/28	200,000	193,629

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

STORE Capital Corp., 4.5%, 3/15/28	100,000	108,398
Synchrony Financial, 3.7%, 8/4/26	150,000	155,708
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	100,000	98,505
Truist Bank, 2.25%, 3/11/30	50,000	48,230
Truist Financial Corp., (SOFR + 0.609%) (C), 1.267%, 3/2/27	200,000	193,502
Wells Fargo & Co., (SOFR + 2.100%) (C), 2.393%, 6/2/28	100,000	99,140
Welltower, Inc., 2.05%, 1/15/29	100,000	96,077
		5,927,952
Health Care - 0.8%
Anthem, Inc., 2.375%, 1/15/25	50,000	50,692
Centene Corp., 2.45%, 7/15/28	150,000	142,637
Cigna Corp., 4.375%, 10/15/28	50,000	54,988
CVS Health Corp., 5.125%, 7/20/45	250,000	304,510
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	50,000	47,460
PerkinElmer, Inc., 0.55%, 9/15/23	250,000	246,706
UnitedHealth Group, Inc., 3.7%, 8/15/49	50,000	53,183
Viatris, Inc., 2.7%, 6/22/30	125,000	120,683
Zoetis, Inc., 3%, 9/12/27	350,000	360,630
Zoetis, Inc., 3%, 5/15/50	100,000	97,374
		1,478,863
Industrials - 0.8%
Ashtead Capital, Inc. (A), 2.45%, 8/12/31	125,000	118,301
Block, Inc. (A), 2.75%, 6/1/26	100,000	96,937
Boeing Co., 2.196%, 2/4/26	100,000	98,337
Boeing Co., 3.625%, 2/1/31	125,000	128,228
Boeing Co., 5.805%, 5/1/50	50,000	62,892
Martin Marietta Materials, Inc., 3.2%, 7/15/51	200,000	188,711
Otis Worldwide Corp., 2.565%, 2/15/30	125,000	123,641
Quanta Services, Inc., 2.9%, 10/1/30	150,000	147,535
TD SYNNEX Corp. (A), 2.65%, 8/9/31	50,000	46,121
Textron, Inc., 2.45%, 3/15/31	100,000	96,039
TransDigm, Inc. (A), 6.25%, 3/15/26	75,000	77,250
Vulcan Materials Co., 3.5%, 6/1/30	100,000	104,955
WRKCo, Inc., 3.9%, 6/1/28	250,000	267,626
		1,556,573
Information Technology - 0.6%
Broadcom, Inc., 4.15%, 11/15/30	190,000	202,196
Broadcom, Inc. (A), 3.187%, 11/15/36	10,000	9,500
Citrix Systems, Inc., 4.5%, 12/1/27	55,000	56,231
Dell International LLC / EMC Corp., 8.35%, 7/15/46	19,000	30,025
Dell International LLC / EMC Corp. (A), 3.45%, 12/15/51	50,000	44,043
HP, Inc., 2.65%, 6/17/31	200,000	190,969
Intel Corp., 3.734%, 12/8/47	272,000	285,133
Intuit, Inc., 1.65%, 7/15/30	125,000	116,453
Oracle Corp., 3.95%, 3/25/51	150,000	141,675
salesforce.com, Inc. (D), 2.9%, 7/15/51	100,000	94,704
		1,170,929
Materials - 0.3%
DuPont de Nemours, Inc., 4.725%, 11/15/28	180,000	202,535
EI du Pont de Nemours and Co., 1.7%, 7/15/25	50,000	49,729
International Flavors & Fragrances, Inc. (A), 1.832%, 10/15/27	250,000	238,852
		491,116
Utilities - 0.3%
AES Corp., 1.375%, 1/15/26	250,000	238,725

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

Berkshire Hathaway Energy Co. (D), 1.65%, 5/15/31	125,000	115,220
Interstate Power & Light Co., 3.5%, 9/30/49	100,000	101,837
Wisconsin Electric Power Co., 1.7%, 6/15/28	100,000	96,244
		552,026
Total Corporate Notes and Bonds ( Cost $19,353,790 )		19,754,533
FOREIGN CORPORATE BONDS - 0.7%
Financials - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.75%, 1/30/26	150,000	144,124
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 10/15/27	150,000	161,387
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	150,000	144,055
Bank of Montreal, 3.3%, 2/5/24	110,000	113,756
UBS Group AG (5 year CMT + 3.313%) (A) (C), 4.375%, 2/10/31	200,000	188,240
		751,562
Health Care - 0.3%
Royalty Pharma PLC, 2.2%, 9/2/30	250,000	231,504
Royalty Pharma PLC, 3.55%, 9/2/50	250,000	227,082
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	150,000	151,835
		610,421
Total Foreign Corporate Bonds ( Cost $1,387,952 )		1,361,983
LONG TERM MUNICIPAL BONDS - 0.4%
General - 0.4%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	325,000	400,472
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	35,000	35,145
Washington County Hillsboro School District #1J, General Obligation, 4.355%, 6/30/34	200,000	215,763
Total Long Term Municipal Bonds ( Cost $636,903 )		651,380
MORTGAGE BACKED SECURITIES - 3.5%
Fannie Mae - 2.1%
3%, 9/1/30 Pool # 890696	84,742	88,328
3%, 12/1/30 Pool # AL8924	134,232	139,231
7%, 11/1/31 Pool # 607515	4,275	4,695
3.5%, 12/1/31 Pool # MA0919	208,259	219,464
7%, 5/1/32 Pool # 644591	691	714
3.5%, 8/1/32 Pool # MA3098	58,334	61,232
3.5%, 9/1/32 Pool # MA3126	50,349	52,851
5.5%, 10/1/33 Pool # 254904	24,133	27,148
7%, 7/1/34 Pool # 792636	4,150	4,300
4%, 2/1/35 Pool # MA2177	139,791	150,443
5%, 8/1/35 Pool # 829670	22,777	25,386
5%, 9/1/35 Pool # 820347	30,011	33,902
5%, 9/1/35 Pool # 835699	24,758	27,289
3%, 12/1/35 Pool # AS6267	99,056	103,344
5%, 12/1/35 Pool # 850561	7,724	8,646
4%, 6/1/36 Pool # AL8618	100,465	107,958
5.5%, 9/1/36 Pool # 831820	37,861	42,342
5.5%, 10/1/36 Pool # 901723	8,656	9,509
5.5%, 12/1/36 Pool # 903059	34,072	37,706
3%, 11/1/39 Pool # MA3831	65,251	66,963
2.5%, 5/1/41 Pool # MA4334	232,356	236,420
4.5%, 7/1/41 Pool # AB3274	70,551	77,375
5.5%, 7/1/41 Pool # AL6588	70,219	79,408
1.05%, 12/25/41 Pool # AL6778 (A),	191,885	192,056

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

3.5%, 6/1/42 Pool # AO4134	125,013	132,740
4%, 6/1/42 Pool # MA1087	76,865	83,136
3.5%, 8/1/42 Pool # AP2133	75,426	80,076
3.5%, 8/1/42 Pool # AO8100	46,347	49,283
4%, 10/1/42 Pool # AP7363	146,745	158,843
3%, 2/1/43 Pool # AB8486	121,298	126,390
3%, 2/1/43 Pool # AB8563	78,540	81,805
3%, 2/1/43 Pool # AL3072	160,750	167,567
3%, 3/1/43 Pool # AB8818	117,430	122,324
3.5%, 3/1/43 Pool # AT0310	75,355	80,155
4%, 1/1/45 Pool # MA2145	128,466	139,042
4%, 1/1/45 Pool # AS4257	42,551	46,112
4.5%, 2/1/45 Pool # MA2193	76,715	83,549
3.5%, 12/1/45 Pool # AS6309	61,304	65,032
3%, 1/1/47 Pool # BE0108	131,793	136,672
2.5%, 12/1/47 Pool # FM3165	268,814	269,656
3.5%, 12/1/47 Pool # MA3210	134,990	141,791
4%, 7/1/48 Pool # MA3415	36,885	38,973
		3,799,856
Freddie Mac - 1.4%
4.5%, 2/1/25 Pool # J11722	7,594	7,912
4.5%, 5/1/25 Pool # J12247	7,251	7,621
8%, 6/1/30 Pool # C01005	618	707
6.5%, 1/1/32 Pool # C62333	24,519	26,952
2.5%, 2/1/32 Pool # ZS8641	185,438	190,545
2.5%, 6/1/35 Pool # RC1421	134,679	137,763
4.5%, 8/1/39 Pool # G08361	99,841	109,577
3.5%, 11/1/40 Pool # G06168	95,652	101,774
2%, 3/1/41 Pool # RB5105	448,753	445,705
4.5%, 9/1/41 Pool # Q03516	59,592	65,090
4%, 10/1/41 Pool # Q04092	85,259	92,239
3%, 8/1/42 Pool # G08502	81,792	85,318
3%, 9/1/42 Pool # C04233	55,852	58,252
3%, 4/1/43 Pool # V80025	146,630	152,227
3%, 4/1/43 Pool # V80026	144,596	150,729
3.5%, 8/1/44 Pool # Q27927	189,523	201,287
3%, 7/1/45 Pool # G08653	119,500	124,127
3.5%, 8/1/45 Pool # Q35614	134,608	142,530
3%, 10/1/46 Pool # G60722	128,315	133,105
4%, 3/1/47 Pool # Q46801	53,942	57,418
3.5%, 12/1/47 Pool # Q52955	170,048	178,733
2.5%, 4/1/48 Pool # QA2240	217,782	218,669
		2,688,280
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	6,136	6,777
6.5%, 4/20/31 Pool # 3068	3,622	4,071
		10,848
Total Mortgage Backed Securities ( Cost $6,398,728 )		6,498,984
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.4%
U.S. Treasury Bonds - 3.1%
6.625%, 2/15/27	700,000	869,231
2.250%, 5/15/41	1,500,000	1,519,219
3.750%, 8/15/41	400,000	503,688

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

3.000%, 5/15/42		400,000	456,234
2.500%, 2/15/45		500,000	528,320
2.500%, 5/15/46		200,000	212,375
3.000%, 2/15/48		250,000	293,408
1.250%, 5/15/50		1,000,000	815,195
1.875%, 2/15/51		500,000	474,648
			5,672,318
U.S. Treasury Notes - 7.3%
1.375%, 9/30/23		1,500,000	1,507,734
2.250%, 12/31/24		500,000	512,637
2.000%, 8/15/25		2,000,000	2,035,078
2.250%, 11/15/25		2,250,000	2,310,469
0.375%, 1/31/26		1,000,000	954,570
1.500%, 8/15/26		2,000,000	1,991,953
0.375%, 9/30/27		1,000,000	930,000
2.875%, 5/15/28		750,000	801,680
2.625%, 2/15/29		750,000	793,711
0.625%, 8/15/30		1,750,000	1,593,389
			13,431,221
Total U.S. Government and Agency Obligations ( Cost $19,188,680 )			19,103,539
		Shares
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (E)		2,893,212	2,893,212
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04% (E) (F)		690,078	690,078
Total Short-Term Investments ( Cost $3,583,290 )			3,583,290
TOTAL INVESTMENTS - 100.1% ( Cost $143,903,253 )			184,595,188
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(266,964)
TOTAL NET ASSETS - 100.0%			$184,328,224

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(C)	Floating rate or variable rate note. Rate shown is as of January 31, 2022.
(D)	All or a portion of these securities, with an aggregate fair value of $677,088, are on loan as part of a securities lending program. See footnote (F) and Note 4 for details on the securities lending program.
(E)	7-day yield.
(F)	Represents investments of cash collateral received in connection with securities lending.
BDC	Business Development Company
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FREMF	Freddie Mac Multifamily.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-day SOFR Average.
STACR	Structured Agency Credit Risk.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 80.5%
Communication Services - 9.3%
Comcast Corp., Class A (A)	62,500	$3,124,375
Lumen Technologies, Inc.	189,000	2,336,040
T-Mobile U.S., Inc. * (A)	30,000	3,245,100

		8,705,515
Consumer Discretionary - 9.2%
Amazon.com, Inc. * (A)	700	2,094,029
Las Vegas Sands Corp. * (A)	69,500	3,044,100
Nordstrom, Inc. *	53,000	1,192,500
TJX Cos., Inc. (A)	32,500	2,339,025

		8,669,654
Consumer Staples - 2.6%
Archer-Daniels-Midland Co. (A)	33,000	2,475,000

Energy - 11.4%
APA Corp. (A)	52,600	1,746,846
Baker Hughes Co.	96,300	2,642,472
EOG Resources, Inc. (A)	13,500	1,504,980
Range Resources Corp. *	202,200	3,892,350
Transocean Ltd. *	295,000	929,250

		10,715,898
Financials - 9.0%
Aflac, Inc. (A)	40,300	2,531,646
BlackRock, Inc. (A)	2,800	2,304,232
CME Group, Inc. (A)	4,000	918,000
JPMorgan Chase & Co. (A)	18,300	2,719,380

		8,473,258
Health Care - 7.4%
AmerisourceBergen Corp. (A)	11,000	1,498,200
Baxter International, Inc. (A)	4,800	410,112
Gilead Sciences, Inc. (A)	37,500	2,575,500
Stryker Corp. (A)	10,000	2,480,500

		6,964,312
Industrials - 9.5%
3M Co. (A)	7,000	1,162,140
FedEx Corp. (A)	6,400	1,573,504
Honeywell International, Inc. (A)	8,700	1,778,976
Jacobs Engineering Group, Inc. (A)	18,000	2,343,240
PACCAR, Inc. (A)	22,000	2,045,780

		8,903,640
Information Technology - 12.7%
Adobe, Inc. * (A)	3,300	1,763,190
Analog Devices, Inc. (A)	10,500	1,721,685
Fiserv, Inc. * (A)	35,000	3,699,500
PayPal Holdings, Inc. * (A)	17,100	2,940,174
Visa, Inc., Class A (A)	8,000	1,809,360

		11,933,909
Materials - 2.7%
Barrick Gold Corp. (A)	131,000	2,508,650

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Real Estate - 1.3%
American Tower Corp., REIT (A)				5,000	1,257,500

Utilities - 5.4%
AES Corp. (A)				142,000	3,149,560
NextEra Energy, Inc. (A)				25,000	1,953,000

					5,102,560

Total Common Stocks ( Cost $88,145,020 )					75,709,896
EXCHANGE TRADED FUNDS - 1.6%
Stock Funds - 1.6%
VanEck Gold Miners ETF (A)				49,800	1,505,454

Total Exchange Traded Funds ( Cost $1,945,372 )					1,505,454
SHORT-TERM INVESTMENTS - 17.3%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (B)				16,244,883	16,244,883

Total Short-Term Investments ( Cost $16,244,883 )					16,244,883

TOTAL INVESTMENTS - 99.4% ( Cost $106,335,275 )					93,460,233
NET OTHER ASSETS AND LIABILITIES - 2.3%					2,222,263
TOTAL CALL & PUT OPTIONS WRITTEN - (1.7%)					(1,623,948)

TOTAL NET ASSETS - 100.0%					$94,058,548

*	Non-income producing.
(A)	All or a portion of these securities' positions, with a value of $66,222,738, represent covers (directly or through conversion rights) for outstanding options written.
(B)	7-day yield.

ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

Written Option Contracts Outstanding at January 31, 2022
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
Call Options Written

3M Co.	$195.00	4/14/22	(70)	$ (1,365,000)	$(2,065)	$(15,328)	$13,263
Adobe, Inc.	550.00	3/18/22	(33)	(1,815,000)	(61,793)	(36,760)	(25,033)
AES Corp.	25.00	2/18/22	(180)	(450,000)	—	(6,116)	6,116
Aflac, Inc.	57.50	2/18/22	(203)	(1,167,250)	(113,680)	(39,749)	(73,931)
Aflac, Inc.	65.00	5/20/22	(200)	(1,300,000)	(41,000)	(31,796)	(9,204)
Amazon.com, Inc.	3,200.00	3/18/22	(7)	(2,240,000)	(42,630)	(42,993)	363
American Tower Corp.	250.00	3/18/22	(50)	(1,250,000)	(55,750)	(28,615)	(27,135)
AmerisourceBergen Corp.	140.00	5/20/22	(110)	(1,540,000)	(73,150)	(41,195)	(31,955)
Analog Devices, Inc.	185.00	2/18/22	(105)	(1,942,500)	(5,512)	(32,399)	26,887
APA Corp.	32.50	2/18/22	(263)	(854,750)	(59,570)	(22,087)	(37,483)
APA Corp.	40.00	4/14/22	(263)	(1,052,000)	(35,373)	(46,053)	10,680
Archer-Daniels-Midland Co.	70.00	3/18/22	(180)	(1,260,000)	(103,500)	(33,636)	(69,864)
Archer-Daniels-Midland Co.	72.50	3/18/22	(150)	(1,087,500)	(57,000)	(21,824)	(35,176)
Barrick Gold Corp.	20.00	3/18/22	(655)	(1,310,000)	(34,715)	(32,736)	(1,979)
Baxter International, Inc.	90.00	2/18/22	(48)	(432,000)	(3,000)	(5,877)	2,877
BlackRock, Inc.	850.00	2/18/22	(13)	(1,105,000)	(12,480)	(11,037)	(1,443)
BlackRock, Inc.	950.00	2/18/22	(15)	(1,425,000)	(525)	(30,011)	29,486
CME Group, Inc.	230.00	3/18/22	(40)	(920,000)	(30,200)	(23,959)	(6,241)
Comcast Corp.	55.00	3/18/22	(315)	(1,732,500)	(11,340)	(36,514)	25,174

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

EOG Resources, Inc.	95.00	2/18/22	(135)	(1,282,500)	(231,525)	(34,989)	(196,536)
FedEx Corp.	260.00	3/18/22	(64)	(1,664,000)	(34,400)	(39,614)	5,214
Fiserv, Inc.	110.00	2/18/22	(175)	(1,925,000)	(27,125)	(48,063)	20,938
Gilead Sciences, Inc.	75.00	2/18/22	(167)	(1,252,500)	(5,594)	(34,263)	28,669
Gilead Sciences, Inc.	75.00	3/18/22	(208)	(1,560,000)	(17,784)	(37,875)	20,091
Honeywell International, Inc.	220.00	2/18/22	(87)	(1,914,000)	(4,524)	(21,517)	16,993
Jacobs Engineering Group, Inc.	145.00	2/18/22	(130)	(1,885,000)	(7,150)	(41,467)	34,317
Jacobs Engineering Group, Inc.	140.00	4/14/22	(25)	(350,000)	(7,000)	(8,224)	1,224
JPMorgan Chase & Co.	165.00	2/18/22	(86)	(1,419,000)	(860)	(22,518)	21,658
JPMorgan Chase & Co.	155.00	3/18/22	(97)	(1,503,500)	(25,414)	(29,001)	3,587
Las Vegas Sands Corp.	40.00	2/18/22	(345)	(1,380,000)	(156,113)	(45,906)	(110,207)
NextEra Energy, Inc.	82.50	6/17/22	(250)	(2,062,500)	(75,625)	(54,774)	(20,851)
PACCAR, Inc.	88.50	2/18/22	(110)	(973,500)	(51,700)	(21,255)	(30,445)
PACCAR, Inc.	100.00	3/18/22	(110)	(1,100,000)	(9,900)	(25,567)	15,667
PayPal Holdings, Inc.	220.00	2/18/22	(143)	(3,146,000)	(3,146)	(45,236)	42,090
Stryker Corp.	270.00	3/18/22	(100)	(2,700,000)	(24,250)	(57,896)	33,646
T-Mobile U.S., Inc.	130.00	2/18/22	(115)	(1,495,000)	(1,437)	(29,782)	28,345
T-Mobile U.S., Inc.	115.00	3/18/22	(185)	(2,127,500)	(42,458)	(29,972)	(12,486)
TJX Cos., Inc.	72.50	4/14/22	(125)	(906,250)	(44,688)	(24,955)	(19,733)
TJX Cos., Inc.	75.00	4/14/22	(200)	(1,500,000)	(50,700)	(86,195)	35,495
VanEck Gold Miners ETF	34.00	3/18/22	(308)	(1,047,200)	(10,472)	(23,170)	12,698
Visa, Inc.	225.00	2/18/22	(80)	(1,800,000)	(48,800)	(36,318)	(12,482)

Total Options Written, at Value					$(1,623,948)	$(1,337,242)	$(286,706)

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.7%
Communication Services - 6.0%
Comcast Corp., Class A	203,500	$10,172,965
Verizon Communications, Inc.	161,700	8,607,291

		18,780,256
Consumer Discretionary - 8.0%
Home Depot, Inc.	25,500	9,357,990
McDonald's Corp.	41,100	10,663,395
Starbucks Corp.	49,000	4,817,680

		24,839,065
Consumer Staples - 11.7%
Archer-Daniels-Midland Co.	94,500	7,087,500
Coca-Cola Co.	83,400	5,088,234
Colgate-Palmolive Co.	53,100	4,378,095
Hershey Co.	19,400	3,823,158
PepsiCo, Inc.	51,800	8,988,336
Procter & Gamble Co.	43,300	6,947,485

		36,312,808
Energy - 5.1%
Baker Hughes Co.	290,000	7,957,600
EOG Resources, Inc.	71,700	7,993,116

		15,950,716
Financials - 19.6%
Aflac, Inc.	135,000	8,480,700
BlackRock, Inc.	9,643	7,935,610
CME Group, Inc.	44,000	10,098,000
JPMorgan Chase & Co.	54,400	8,083,840
Northern Trust Corp.	81,000	9,447,840
Travelers Cos., Inc.	72,000	11,964,960
U.S. Bancorp	83,000	4,829,770

		60,840,720
Health Care - 17.2%
AmerisourceBergen Corp.	38,500	5,243,700
Bristol-Myers Squibb Co.	174,000	11,290,860
CVS Health Corp.	122,500	13,047,475
Johnson & Johnson	62,500	10,768,125
Medtronic PLC	51,700	5,350,433
Pfizer, Inc.	146,000	7,692,740

		53,393,333
Industrials - 11.2%
3M Co.	34,300	5,694,486
Emerson Electric Co.	56,000	5,149,200
Fastenal Co.	116,200	6,586,216
Honeywell International, Inc.	14,800	3,026,304

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Dividend Income Fund Portfolio of Investments (unaudited)

	PACCAR, Inc.	95,000	8,834,050
	Union Pacific Corp.	23,100	5,649,105

			34,939,361
	Information Technology - 12.1%
	Analog Devices, Inc.	21,000	3,443,370
	Automatic Data Processing, Inc.	18,500	3,814,145
	Cisco Systems, Inc.	189,000	10,521,630
	Oracle Corp.	59,000	4,788,440
	Paychex, Inc.	54,000	6,359,040
	Texas Instruments, Inc.	48,000	8,615,520

			37,542,145
	Materials - 2.9%
	Linde PLC	12,000	3,824,160
	Nucor Corp.	52,500	5,323,500

			9,147,660
	Real Estate - 1.9%
	American Tower Corp., REIT	23,000	5,784,500

	Utilities - 3.0%
	Dominion Energy, Inc.	114,000	9,195,240

Total Common Stocks ( Cost $228,314,588 )			306,725,804
	SHORT-TERM INVESTMENTS - 0.4%
	State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (A)	1,063,749	1,063,749

Total Short-Term Investments ( Cost $1,063,749 )			1,063,749

TOTAL INVESTMENTS - 99.1% ( Cost $229,378,337 )			307,789,553
NET OTHER ASSETS AND LIABILITIES - 0.9%			2,940,753

TOTAL NET ASSETS - 100.0%			$310,730,306

(A)	7-day yield.

PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.1%
Communication Services - 9.0%
Alphabet, Inc., Class C *	7,255	$19,689,852
Liberty Broadband Corp., Class C *	104,360	15,488,068

		35,177,920
Consumer Discretionary - 14.8%
Amazon.com, Inc. *	3,554	10,631,684
Dollar Tree, Inc. *	113,463	14,888,615
Lowe's Cos., Inc.	81,047	19,236,506
TJX Cos., Inc.	179,755	12,936,967

		57,693,772
Financials - 20.9%
Arch Capital Group Ltd. *	293,557	13,597,560
Berkshire Hathaway Inc., Class B *	47,060	14,730,721
Brookfield Asset Management, Inc., Class A	271,290	14,948,079
Marsh & McLennan Cos., Inc.	83,386	12,811,425
Progressive Corp.	105,001	11,409,409
US Bancorp	238,873	13,900,020

		81,397,214
Health Care - 13.6%
Alcon, Inc. (A)	150,367	11,545,178
Becton Dickinson and Co.	67,528	17,161,566
Danaher Corp.	34,611	9,891,478
Novartis AG, ADR	166,489	14,469,559

		53,067,781
Industrials - 13.8%
Copart, Inc. *	77,519	10,019,331
Jacobs Engineering Group, Inc.	110,561	14,392,831
PACCAR, Inc.	189,778	17,647,456
Parker-Hannifin Corp.	38,252	11,858,503

		53,918,121
Information Technology - 21.0%
Accenture PLC, Class A	32,175	11,376,436
Adobe, Inc. *	11,747	6,276,422
Analog Devices, Inc.	90,633	14,861,093
Black Knight, Inc. *	111,491	8,317,229
Fiserv, Inc. *	151,560	16,019,892
TE Connectivity Ltd.	78,851	11,276,481
Visa, Inc., Class A	60,380	13,656,145

		81,783,698
Materials - 3.0%
PPG Industries, Inc.	75,496	11,792,475

Total Common Stocks ( Cost $225,662,312 )		374,830,981
SHORT-TERM INVESTMENTS - 5.1%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (B)	16,866,193	16,866,193
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04% (B) (C)	3,065,932	3,065,932

Total Short-Term Investments ( Cost $19,932,125 )		19,932,125

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Investors Fund Portfolio of Investments (unaudited)

TOTAL INVESTMENTS - 101.2% ( Cost $245,594,437 )		394,763,106
NET OTHER ASSETS AND LIABILITIES - (1.2%)		(4,708,831)

TOTAL NET ASSETS - 100.0%		$390,054,275

*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $11,142,365, are on loan as part of a securities lending program. See footnote (C) and Note 4 for details on the securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.6%
Communication Service - 5.4%
Liberty Broadband Corp., Class C *	255,569	$37,928,995

Consumer Discretionary - 15.1%
CarMax, Inc. *	214,535	23,849,856
Dollar Tree, Inc. *	322,703	42,345,088
Ross Stores, Inc.	274,325	26,815,269
Thor Industries, Inc.	150,467	14,232,673

		107,242,886
Consumer Staples - 1.0%
Brown-Forman Corp., Class B	102,624	6,919,937

Financials - 31.7%
Capital Markets - 4.4%
Brookfield Asset Management, Inc., Class A	402,729	22,190,368
Moelis & Co., Class A	155,463	8,778,996

		30,969,364
Commercial Banks - 1.8%
Glacier Bancorp, Inc.	239,337	12,428,770

Diversified Financial Services - 3.3%
Cannae Holdings, Inc. *	790,394	23,609,069

Insurance - 22.2%
Arch Capital Group Ltd. *	981,868	45,480,126
Brown & Brown, Inc.	495,349	32,831,732
Markel Corp. *	25,773	31,771,408
Progressive Corp.	263,949	28,680,698
W R Berkley Corp.	218,716	18,481,502

		157,245,466

		224,252,669
Health Care - 4.1%
Laboratory Corp. of America Holdings *	108,175	29,354,368

Industrials - 17.6%
Armstrong World Industries, Inc.	134,942	13,361,957
Carlisle Cos., Inc.	105,221	23,510,580
Clarivate PLC *	1,016,716	16,735,145
Copart, Inc. *	189,185	24,452,161
Expeditors International of Washington, Inc.	124,618	14,266,269
IHS Markit Ltd.	75,922	8,866,930
PACCAR, Inc.	255,150	23,726,399

		124,919,441
Information Technology - 21.7%
Amphenol Corp., Class A	283,303	22,548,086
Arista Networks, Inc. *	189,024	23,497,573
Black Knight, Inc. *	259,426	19,353,180
CDW Corp.	136,248	25,757,684
Gartner, Inc. *	100,992	29,680,539
MKS Instruments, Inc.	101,513	15,768,014
Vontier Corp.	615,071	17,289,646

		153,894,722

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Mid Cap Fund Portfolio of Investments (unaudited)

Total Common Stocks ( Cost $389,959,438 )			684,513,018
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (A)		14,068,989	14,068,989

Total Short-Term Investments ( Cost $14,068,989 )			14,068,989

TOTAL INVESTMENTS - 98.6% ( Cost $404,028,427 )			698,582,007
NET OTHER ASSETS AND LIABILITIES - 1.4%			9,956,799

TOTAL NET ASSETS - 100.0%			$708,538,806

*	Non-income producing.
(A)	7-day yield.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.6%
Communication Services - 5.4%
Cogent Communications Holdings, Inc.	52,552	$3,342,833
Gogo, Inc. * (A)	251,032	3,125,348
Magnite, Inc. *	256,184	3,476,417
Radius Global Infrastructure, Inc., Class A *	246,130	3,386,749

		13,331,347
Consumer Discretionary - 4.2%
OneSpaWorld Holdings Ltd. *	306,501	3,163,090
Porch Group, Inc. *	186,437	1,966,910
Revolve Group, Inc. *	38,498	1,898,722
Shake Shack, Inc., Class A *	50,188	3,315,921

		10,344,643
Consumer Staples - 9.5%
Edgewell Personal Care Co.	118,308	5,418,506
Hain Celestial Group, Inc. *	234,668	8,572,422
Primo Water Corp.	310,564	5,186,419
Simply Good Foods Co. *	128,295	4,519,833

		23,697,180
Financials - 11.2%
Arch Capital Group Ltd. *	94,915	4,396,463
Axis Capital Holdings Ltd.	78,501	4,472,987
MGIC Investment Corp.	253,410	3,846,764
PacWest Bancorp	120,734	5,605,680
Texas Capital Bancshares, Inc. *	34,056	2,135,311
Veritex Holdings, Inc.	81,728	3,281,379
Western Alliance Bancorp	41,512	4,117,575

		27,856,159
Health Care - 9.4%
Castle Biosciences, Inc. *	53,433	2,310,977
Covetrus, Inc. *	214,488	3,875,798
Encompass Health Corp.	101,402	6,290,980
Globus Medical, Inc., Class A *	49,250	3,286,453
Owens & Minor, Inc.	87,432	3,680,013
PetIQ, Inc. * (A)	135,553	2,770,703
Supernus Pharmaceuticals, Inc. *	41,808	1,289,777

		23,504,701
Industrials - 21.6%
Armstrong World Industries, Inc.	42,753	4,233,402
Beacon Roofing Supply, Inc. *	60,999	3,347,015
Carlisle Cos., Inc.	17,934	4,007,173
Concrete Pumping Holdings, Inc. *	165,612	1,359,674
Crane Co.	33,169	3,433,323
EnerSys	48,398	3,626,462
GXO Logistics, Inc. *	34,928	2,836,503

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Small Cap Fund Portfolio of Investments (unaudited)

Hillman Solutions Corp. * (A)		313,224	2,809,619
Hydrofarm Holdings Group, Inc. *		112,129	2,198,850
Insperity, Inc.		18,920	2,034,468
Kennametal, Inc.		111,259	3,846,224
Knight-Swift Transportation Holdings, Inc.		66,681	3,772,811
Mercury Systems, Inc. *		40,865	2,326,036
Robert Half International, Inc.		28,260	3,200,728
WillScot Mobile Mini Holdings Corp. *		261,007	9,667,699
Zurn Water Solutions Corp.		37,115	1,133,492

			53,833,479
Information Technology - 22.8%
BigCommerce Holdings, Inc. *		63,546	2,077,319
Box, Inc., Class A *		249,964	6,531,559
Ciena Corp. *		61,916	4,105,650
CommVault Systems, Inc. *		83,839	5,655,779
CTS Corp.		55,951	1,877,156
Entegris, Inc.		47,600	5,704,384
FormFactor, Inc. *		89,451	3,823,136
LiveRamp Holdings, Inc. *		118,847	5,306,518
National Instruments Corp.		117,906	4,860,085
New Relic, Inc. *		40,385	4,246,079
Power Integrations, Inc.		50,028	4,037,760
PTC, Inc. *		45,372	5,274,949
Varonis Systems, Inc. *		90,443	3,369,906

			56,870,280
Materials - 10.5%
Chemours Co.		161,615	5,286,427
Huntsman Corp.		211,671	7,584,172
Olin Corp.		75,082	3,804,405
Scotts Miracle-Gro Co.		31,182	4,714,718
Summit Materials, Inc., Class A *		130,354	4,635,388

			26,025,110

Total Common Stocks ( Cost $179,154,314 )			235,462,899
SHORT-TERM INVESTMENTS - 6.5%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (B)		13,052,814	13,052,814
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04% (B) (C)		3,259,646	3,259,646

Total Short-Term Investments ( Cost $16,312,460 )			16,312,460

TOTAL INVESTMENTS - 101.1% ( Cost $195,466,774 )			251,775,359
NET OTHER ASSETS AND LIABILITIES - (1.1%)			(2,840,751)

TOTAL NET ASSETS - 100.0%			$248,934,608

*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $6,070,265, are on loan as part of a securities lending program. See footnote (C) and Note 4 for details on the securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Sustainable Equity Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.6%
Communication Services - 10.1%
Alphabet, Inc., Class C *	81	$219,831
Comcast Corp., Class A	1,838	91,882
Walt Disney Co. *	728	104,082

		415,795
Consumer Discretionary - 10.9%
Home Depot, Inc.	310	113,764
Lowe's Cos., Inc.	359	85,209
McDonald's Corp.	129	33,469
Target Corp.	601	132,478
TJX Cos., Inc.	1,207	86,868

		451,788
Consumer Staples - 8.3%
Costco Wholesale Corp.	299	151,034
Estee Lauder Cos., Inc., Class A	148	46,145
Nestle SA, ADR	510	65,861
PepsiCo, Inc.	201	34,878
Procter & Gamble Co.	296	47,493

		345,411
Financials - 9.6%
BlackRock, Inc.	142	116,858
JPMorgan Chase & Co.	446	66,276
Progressive Corp.	1,102	119,743
U.S. Bancorp	1,639	95,373

		398,250
Health Care - 14.7%
Becton Dickinson and Co.	371	94,286
Bristol-Myers Squibb Co.	1,385	89,873
Danaher Corp.	567	162,043
Eli Lilly & Co.	488	119,750
UnitedHealth Group, Inc.	255	120,506
Vertex Pharmaceuticals, Inc. *	87	21,145

		607,603
Industrials - 6.7%
Jacobs Engineering Group, Inc.	664	86,440
Union Pacific Corp.	264	64,561
United Parcel Service, Inc., Class B	626	126,583

		277,584
Information Technology - 26.6%
Communications Equipment - 1.2%
Cisco Systems, Inc.	897	49,936

Computers & Peripherals - 4.4%
Apple, Inc.	1,045	182,645

Electronic Equipment, Instruments & Components - 2.4%
TE Connectivity Ltd.	696	99,535

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Sustainable Equity Fund Portfolio of Investments (unaudited)

IT Services - 7.4%
Accenture PLC, Class A		286	101,124
Automatic Data Processing, Inc.		211	43,502
Visa, Inc., Class A		707	159,902

			304,528
Semiconductors & Semiconductor Equipment - 5.0%
Analog Devices, Inc.		497	81,493
QUALCOMM, Inc.		704	123,735

			205,228
Software - 6.2%
Adobe, Inc. *		76	40,607
Microsoft Corp.		694	215,820

			256,427

			1,098,299
Materials - 3.8%
Ecolab, Inc.		255	48,310
Linde PLC		337	107,395

			155,705
Real Estate - 1.6%
American Tower Corp., REIT		264	66,396

Utilities - 2.3%
NextEra Energy, Inc.		1,234	96,400

Total Common Stocks ( Cost $4,183,679 )			3,913,231
SHORT-TERM INVESTMENTS - 5.4%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (A)		222,984	222,984

Total Short-Term Investments ( Cost $222,984 )			222,984

TOTAL INVESTMENTS - 100.0% ( Cost $4,406,663 )			4,136,215
NET OTHER ASSETS AND LIABILITIES - 0.0%			(910)

TOTAL NET ASSETS - 100.0%			$4,135,305

*	Non-income producing.
(A)	7-day yield.

ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.1%
Australia - 3.1%
Macquarie Group Ltd. (A)	1,479	$194,119
Treasury Wine Estates Ltd. (A)	41,343	311,280

		505,399
Brazil - 3.7%
Itau Unibanco Holding SA, ADR	46,921	221,467
Pagseguro Digital Ltd., Class A *	7,233	163,611
XP, Inc., Class A *	6,468	215,449

		600,527
Canada - 4.7%
Cameco Corp.	11,886	230,945
Canadian Pacific Railway Ltd.	2,745	195,993
Manulife Financial Corp.	16,289	339,137

		766,075
China - 8.9%
Alibaba Group Holding Ltd., ADR *	2,668	335,608
JD.com, Inc., Class A * (A)	349	13,014
NXP Semiconductors NV	1,659	340,825
Ping An Insurance Group Co. of China Ltd., Class H (A)	39,930	312,938
Tencent Holdings Ltd. (A)	7,340	448,014

		1,450,399
Denmark - 1.1%
Genmab AS * (A)	512	173,940

France - 8.4%
Air Liquide SA (A)	1,437	246,441
Airbus SE * (A)	2,934	374,552
EssilorLuxottica SA (A)	1,086	205,933
Hermes International (A)	104	155,816
LVMH Moet Hennessy Louis Vuitton SE (A)	274	225,292
Worldline SA * (A)	3,264	158,569

		1,366,603
Germany - 8.2%
adidas AG (A)	733	199,632
Deutsche Telekom AG (A)	9,490	177,850
KION Group AG (A)	3,143	286,762
SAP SE, ADR	1,295	162,147
Siemens AG (A)	2,191	344,494
Symrise AG (A)	1,356	161,794

		1,332,679
Hong Kong - 1.3%
AIA Group Ltd. (A)	21,144	219,628

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

International Stock Fund Portfolio of Investments (unaudited)

India - 7.1%
HDFC Bank Ltd., ADR	5,322	365,249
Infosys Ltd., ADR	11,913	280,789
Larsen & Toubro Ltd., GDR (A)	20,108	514,882

		1,160,920
Ireland - 2.7%
Kerry Group PLC, Class A (A)	1,805	227,463
Ryanair Holdings PLC, ADR *	1,902	212,301

		439,764
Italy - 1.3%
Ferrari NV	925	213,638

Japan - 14.3%
CyberAgent, Inc. (A)	13,284	154,793
Keyence Corp. (A)	367	188,734
Murata Manufacturing Co. Ltd. (A)	3,588	269,074
Nidec Corp. (A)	1,700	150,652
Seven & I Holdings Co. Ltd. (A)	6,900	337,189
Shiseido Co. Ltd. (A)	3,400	172,056
Sony Group Corp. (A)	3,446	384,981
Toray Industries, Inc. (A)	53,579	340,543
Toyota Motor Corp. (A)	16,300	322,531

		2,320,553
Mexico - 3.0%
Grupo Mexico SAB de CV, Series B	74,349	319,735
Wal-Mart de Mexico SAB de CV, ADR (B)	5,196	176,093

		495,828
Netherlands - 4.5%
ASML Holding NV	434	293,905
Shell PLC	17,173	435,728

		729,633
Singapore - 2.2%
DBS Group Holdings Ltd. (A)	13,400	351,032

South Korea - 1.0%
LG Household & Health Care Ltd. (A)	206	167,561

Spain - 1.2%
Grifols SA (A)	10,649	187,641

Sweden - 2.1%
Telefonaktiebolaget LM Ericsson, Class B (A)	27,834	345,447

Switzerland - 6.8%
Credit Suisse Group AG (A) (B)	34,215	324,364
Nestle SA (A)	1,521	195,953
Partners Group Holding AG (A)	100	139,132

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

International Stock Fund Portfolio of Investments (unaudited)

Roche Holding AG (A)		683	264,093
Sika AG (A)		525	183,749

			1,107,291
Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR		2,253	276,285

United Kingdom - 8.6%
AstraZeneca PLC (A)		4,894	567,890
Diageo PLC (A)		4,997	251,883
London Stock Exchange Group PLC (A)		2,312	225,834
Prudential PLC (A)		21,275	357,819

			1,403,426
United States - 1.2%
CyberArk Software Ltd. *		1,384	189,816

Total Common Stocks ( Cost $16,353,414 )			15,804,085
EXCHANGE TRADED FUNDS - 1.4%
United States - 1.4%
iShares MSCI ACWI ex U.S. ETF		4,141	224,359

Total Exchange Traded Funds ( Cost $237,735 )			224,359
Short-Term Investments - 2.4%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)		193,763	193,763
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04% (C) (D)		190,826	190,826

Total Short-Term Investments ( Cost $384,589 )			384,589

TOTAL INVESTMENTS - 100.9% ( Cost $16,975,738 )			16,413,033
NET OTHER ASSETS AND LIABILITIES - (0.9%)			(147,216)

TOTAL NET ASSETS - 100.0%			$16,265,817

*	Non-income producing.
(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
(B)	All or a portion of these securities, with an aggregate fair value of $185,696, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

International Stock Fund Portfolio of Investments (unaudited)

OTHER INFORMATION: Sector Allocation	% of Net Asset
Communication Services	4.7%
Consumer Discretionary	12.7%
Consumer Staples	11.3%
Energy	4.1%
Financials	20.1%
Health Care	7.4%
Industrials	12.8%
Information Technology	16.4%
Materials	7.6%
Short-Term Investments	2.4%
Exchange Traded Funds	1.4%
Net Other Assets and Liabilities	(0.9)%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2022

Notes to Portfolio of Investments (Unaudited)

1.Portfolio Valuation

Madison Funds, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "fund" and collectively, the "funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.
Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund's NAV.
A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Fair Value Measurements

Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)
The valuation techniques used by the funds to measure fair value for the period ended January 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of January 31, 2022, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.
The following is a summary of the inputs used as of January 31, 2022, in valuing the funds' investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

Madison Funds | January 31, 2022

Notes to Portfolio of Investments (Unaudited)

Fund[1]	(Level 1)	(Level 2)	(Level 3)	Value at 1/31/2022
Conservative Allocation
Investment Companies	$62,965,161	$—	$—	$62,965,161
Short-Term Investments	9,557,916	—	—	9,557,916
	72,523,077	—	—	72,523,077
Moderate Allocation
Investment Companies	124,080,171	—	—	124,080,171
Short-Term Investments	12,986,589	—	—	12,986,589
	137,066,760	—	—	137,066,760
Aggressive Allocation
Investment Companies	64,109,985	—	—	64,109,985
Short-Term Investments	5,213,100	—	—	5,213,100
	69,323,085	—	—	69,323,085
Tax-Free Virginia
Municipal Bonds	—	20,056,007	—	20,056,007
Tax-Free National
Municipal Bonds	—	19,090,727	—	19,090,727
High Quality Bond
Corporate Notes and Bonds	—	36,459,964	—	36,459,964
U.S. Government and Agency Obligations	—	59,221,214	—	59,221,214
Short-Term Investments	2,529,510	—	—	2,529,510
	2,529,510	95,681,178	—	98,210,688
Core Bond
Asset Backed Securities	—	10,531,651	—	10,531,651
Collateralized Mortgage Obligations	—	14,137,874	—	14,137,874
Collateralized Mortgage-Backed Securities	—	5,290,962	—	5,290,962
Corporate Notes and Bonds	—	61,384,076	—	61,384,076
Foreign Corporate Bonds	—	4,977,599	—	4,977,599
Mortgage Backed Securities	—	19,139,419	—	19,139,419
Government Issues	—	61,970,400		61,970,400
Short-Term Investments	9,738,155	—	—	9,738,155
	9,738,155	177,431,981		187,170,136
Diversified Income
Common Stocks	126,703,234	—	—	126,703,234
Asset Backed Securities	—	2,061,606	—	2,061,606
Collateralized Mortgage Obligations	—	2,991,684	—	2,991,684
Collateralized Mortgage-Backed Securities	—	1,884,955	—	1,884,955
Corporate Notes and Bonds	—	19,754,533	—	19,754,533
Foreign Corporate Bonds	—	1,361,983	—	1,361,983
Municipals	—	651,380	—	651,380
Mortgage Backed Securities	—	6,498,984	—	6,498,984
Government Issues	—	19,103,539		19,103,539
Short-Term Investments	3,583,290	—	—	3,583,290
	130,286,524	54,308,664	—	184,595,188
Covered Call & Equity Income
Assets:
Common Stocks	75,709,896	—	—	75,709,896
Exchange Traded Funds	1,505,454	—	—	1,505,454
Short-Term Investments	16,244,883	—	—	16,244,883
	93,460,233	—	—	93,460,233
Liabilities:
Call Options Written	(1,623,948)	—	—	(1,623,948)

Madison Funds | January 31, 2022

Notes to Portfolio of Investments (Unaudited)

Dividend Income
Common Stocks	306,725,804	—	—	306,725,804
Short-Term Investments	1,063,749	—	—	1,063,749
	307,789,553	—	—	307,789,553
Investors
Common Stocks	374,830,981	—	—	374,830,981
Short-Term Investments	19,932,125	—	—	19,932,125
	394,763,106	—	—	394,763,106
Mid Cap
Common Stocks	684,513,018	—	—	684,513,018
Short-Term Investments	14,068,989	—	—	14,068,989
	698,582,007	—	—	698,582,007
Small Cap
Common Stocks	235,462,899	—	—	235,462,899
Short-Term Investments	16,312,460	—	—	16,312,460
	251,775,359	—	—	251,775,359
Sustainable Equity
Common Stocks	3,913,231	—	—	3,913,231
Short-Term Investments	222,984	—	—	222,984
	4,136,215	—	—	4,136,215
International Stock
Common Stocks
Australia	—	505,399	—	505,399
Brazil	600,527	—	—	600,527
Canada	766,075	—	—	766,075
China	676,433	773,966	—	1,450,399
Denmark	—	173,940	—	173,940
France	—	1,366,603	—	1,366,603
Germany	162,147	1,170,532	—	1,332,679
Hong Kong	—	219,628	—	219,628
India	1,160,920	—	—	1,160,920
Ireland	212,301	227,463	—	439,764
Italy	213,638	—	—	213,638
Japan	—	2,320,553	—	2,320,553
Mexico	176,093	319,735	—	495,828
Netherlands	293,905	435,728	—	729,633
Singapore	—	351,032	—	351,032
South Korea	—	167,561	—	167,561
Spain	—	187,641	—	187,641
Sweden	—	345,447	—	345,447
Switzerland	—	1,107,291	—	1,107,291
Taiwan	276,285	—	—	276,285
United Kingdom	—	1,403,426	—	1,403,426
United States	189,816	—	—	189,816
Exchange Traded Funds	224,359	—	—	224,359
Short-Term Investments	384,589	—	—	384,589
	5,337,088	11,075,945	—	16,413,033

1See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying funds held in the Allocation funds, including shareholder prospectuses and financial reports, please visit each Underlying Fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund's financial position, results of operations.

The following table presents the types of derivatives in the Covered Call & Equity Income Fund as of January 31, 2022 and their effects:

Madison Funds | January 31, 2022

Notes to Portfolio of Investments (Unaudited)

Liability Derivatives

Fund	Derivatives not accounted for as hedging instruments	Fair Value
Covered Call & Equity Income	Equity contracts, options written	$ (1,623,948)

3. FEDERAL INCOME TAX INFORMATION

At January 31, 2022, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$ 2,130,822	$ (1,276,292)	$ 854,530
Moderate Allocation	8,735,801	(2,326,239)	6,409,562
Aggressive Allocation	5,539,435	(1,241,442)	4,297,993
Tax-Free Virginia	694,521	(88,855)	605,666
Tax-Free National	729,524	(106,030)	623,494
High Quality Bond	433,794	(1,652,265)	(1,218,471)
Core Bond	3,688,782	(3,830,704)	(141,922)
Diversified Income	41,707,430	(1,015,495)	40,691,935
Covered Call & Equity Income	1,610,310	(14,772,058)	(13,161748)
Dividend Income	78,571,079	(159,863)	78,411,216
Investors	151,836,666	(2,667997)	149,168,669
Mid Cap	309,296,985	(14,743,405)	294,553,580
Small Cap	68,025,205	(11,716,620)	56,308,585
Sustainable Equity	16,775	(287,223)	(270,448)
International Stock	1,369,252	(1,931,957)	(562,705)
4. SECURITIES LENDING

The Board of Trustees has authorized the Funds to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the "Agreement") and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S.government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

As of January 31, 2022, the aggregate fair value of securities on loan for the Madison fund family was $42,897,565. Cash collateral received for such loans are reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is invested in U.S.treasuries or government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund's portfolio of investments for individual securities identified on loan.

Fund	Market Value on Loan	Cash Collateral*	Non-Cash Collateral*
Conservative Allocation	$ 7,775,623	$ 7,786,786	$ 174,860
Moderate Allocation	9,801,983	9,000,601	1,046,850
Aggressive Allocation	4,488,037	3,996,362	601,219
High Quality	186,500	190,503	-
Core Bond	2,570,008	2,621,195	-
Diversified Income	677,088	690,078	-
Investors	11,142,365	3,065,932	8,286,037
Small Cap	6,070,265	3,259,646	3,093,233
International Stock	185,696	190,826	-

* Collateral represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value or securities loaned.
5. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements' volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.
Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments

Madison Funds | January 31, 2022

Notes to Portfolio of Investments (Unaudited)

or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.
The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund's investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.
The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.
The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.
The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option's life, the opportunity to profit from increases in the fair value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.
In addition to the other risks described above and in the Prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.